UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-PX/A
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2018 to June 30, 2019
________

Item 1. Proxy Voting Record.

This amendment corrects the original N-PX filing made on August 30, 2019. The correction was required due to an error made by the proxy voting vendor when it originally reported proxy voting records to the adviser.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund:

Cambiar Global Equity Fund
Cambiar International Small Cap Fund

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

AERCAP HOLDINGS N.V.

Security ID: N00985106	Ticker: AER

Meeting Date: 24-Apr-19	Meeting Type: Annual

4	Adoption of the annual accounts for the 2018
	financial year.	Management	For	Voted - For
6	Release of liability of the directors with respect
	to their management during the 2018 financial year.	Management	For	Voted - For
7a	Appointment of Ms. Stacey L. Cartwright as non-
	executive director for a period of four years.	Management	For	Voted - For
7b	Appointment of Ms. Rita Forst as non-executive
	director for a period of four years.	Management	For	Voted - For
8	Appointment of Mr. Peter L. Juhas as the person
referred to in article 16, paragraph 8 of the
	Company's articles of association.	Management	For	Voted - For
9	Appointment of PricewaterhouseCoopers Accountants
N.V. for the audit of the Company's annual accounts
	for the 2019 financial year.	Management	For	Voted - For
10a	Authorization of the Board of Directors to issue
	shares and to grant rights to subscribe for shares.	Management	For	Voted - For
10b	Authorization of the Board of Directors to limit or
exclude pre- emptive rights in relation to agenda
	item 10(a).	Management	For	Voted - For
10c	Authorization of the Board of Directors to issue
additional shares and to grant additional rights to
	subscribe for shares.	Management	For	Voted - For
10d	Authorization of the Board of Directors to limit or
exclude pre- emptive rights in relation to agenda
	item 10(c).	Management	For	Voted - For
11a	Authorization of the Board of Directors to
	repurchase shares.	Management	For	Voted - For
11b	Conditional authorization of the Board of Directors
	to repurchase additional shares.	Management	For	Voted - For
12	Reduction of capital through cancellation of shares.	Management	For	Voted - For
13a	Amendment to the articles of association.	Management	For	Voted - For
13b	Designation of each of the Company's directors and
each (candidate) civil law notary and lawyer at
NautaDutilh N.V. to implement the amendment to the
	articles of association.	Management	For	Voted - For
4	Adoption of the annual accounts for the 2018
	financial year.	Management	For	Voted - For
6	Release of liability of the directors with respect
	to their management during the 2018 financial year.	Management	For	Voted - For
7a	Appointment of Ms. Stacey L. Cartwright as non-
	executive director for a period of four years.	Management	For	Voted - For
7b	Appointment of Ms. Rita Forst as non-executive
	director for a period of four years.	Management	For	Voted - For
8	Appointment of Mr. Peter L. Juhas as the person
referred to in article 16, paragraph 8 of the
	Company's articles of association.	Management	For	Voted - For

1

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

9	Appointment of PricewaterhouseCoopers Accountants
N.V. for the audit of the Company's annual accounts
	for the 2019 financial year.	Management	For	Voted - For
10a	Authorization of the Board of Directors to issue
	shares and to grant rights to subscribe for shares.	Management	For	Voted - For
10b	Authorization of the Board of Directors to limit or
exclude pre- emptive rights in relation to agenda
	item 10(a).	Management	For	Voted - For
10c	Authorization of the Board of Directors to issue
additional shares and to grant additional rights to
	subscribe for shares.	Management	For	Voted - For
10d	Authorization of the Board of Directors to limit or
exclude pre- emptive rights in relation to agenda
	item 10(c).	Management	For	Voted - For
11a	Authorization of the Board of Directors to
	repurchase shares.	Management	For	Voted - For
11b	Conditional authorization of the Board of Directors
	to repurchase additional shares.	Management	For	Voted - For
12	Reduction of capital through cancellation of shares.	Management	For	Voted - For
13a	Amendment to the articles of association.	Management	For	Voted - For
13b	Designation of each of the Company's directors and
each (candidate) civil law notary and lawyer at
NautaDutilh N.V. to implement the amendment to the
	articles of association.	Management	For	Voted - For

AGILENT TECHNOLOGIES, INC.

Security ID: 00846U101	Ticker: A

Meeting Date: 20-Mar-19	Meeting Type: Annual

1.1	Election of Director: Hans E. Bishop	Management	For	Voted - For
1.2	Election of Director: Paul N. Clark	Management	For	Voted - For
1.3	Election of Director: Tadataka Yamada, M.D.	Management	For	Voted - For
2.	To approve the reservation of 25,000,000 shares of
	common stock for issuance under our 2018 Stock Plan.	Management	For	Voted - For
3.	To approve, on a non-binding advisory basis, the
	compensation of our named executive officers.	Management	For	Voted - For
4.	To ratify the Audit and Finance Committee's
appointment of PricewaterhouseCoopers LLP as
Agilent's independent registered public accounting
	firm.	Management	For	Voted - For

ALPHABET INC.

Security ID: 02079K305	Ticker: GOOGL

Meeting Date: 19-Jun-19	Meeting Type: Annual

1.1	Director: Larry Page	Management	For	Voted - For
1.2	Director: Sergey Brin	Management	For	Voted - For
1.3	Director: John L. Hennessy	Management	For	Voted - For
1.4	Director: L. John Doerr	Management	For	Voted - Withheld
1.5	Director: Roger W. Ferguson, Jr.	Management	For	Voted - For
2

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1.6	Director: Ann Mather	Management	For	Voted - Withheld
1.7	Director: Alan R. Mulally	Management	For	Voted - For
1.8	Director: Sundar Pichai	Management	For	Voted - For
1.9	Director: K. Ram Shriram	Management	For	Voted - For
1.10	Director: Robin L. Washington	Management	For	Voted - Withheld
2.	Ratification of the appointment of Ernst & Young
LLP as Alphabet's independent registered public
accounting firm for the fiscal year ending December
	31, 2019.	Management	For	Voted - For
3.	The amendment and restatement of Alphabet's 2012
Stock Plan to increase the share reserve by
	3,000,000 shares of Class C capital stock.	Management	For	Voted - For
4.	A stockholder proposal regarding equal shareholder
	voting, if properly presented at the meeting.	Shareholder	Against	Voted - For
5.	A stockholder proposal regarding inequitable
employment practices, if properly presented at the
	meeting.	Shareholder	Against	Voted - For
6.	A stockholder proposal regarding the establishment
of a societal risk oversight committee, if properly
	presented at the meeting.	Shareholder	Against	Voted - Against
7.	A stockholder proposal regarding a report on sexual
harassment risk management, if properly presented
	at the meeting.	Shareholder	Against	Voted - For
8.	A stockholder proposal regarding majority vote for
the election of directors, if properly presented at
	the meeting.	Shareholder	Against	Voted - For
9.	A stockholder proposal regarding a report on gender
	pay, if properly presented at the meeting.	Shareholder	Against	Voted - Against
10.	A stockholder proposal regarding strategic
	alternatives, if properly presented at the meeting.	Shareholder	Against	Voted - Against
11.	A stockholder proposal regarding the nomination of
an employee representative director, if properly
	presented at the meeting.	Shareholder	Against	Voted - Against
12.	A stockholder proposal regarding simple majority
	vote, if properly presented at the meeting.	Shareholder	Against	Voted - Against
13.	A stockholder proposal regarding a sustainability
metrics report, if properly presented at the
	meeting.	Shareholder	Against	Voted - Against
14.	A stockholder proposal regarding Google Search in
	China, if properly presented at the meeting.	Shareholder	Against	Voted - Against
15.	A stockholder proposal regarding a clawback policy,
	if properly presented at the meeting.	Shareholder	Against	Voted - For
16.	A stockholder proposal regarding a report on
content governance, if properly presented at the
	meeting.	Shareholder	Against	Voted - For

AMERICAN EXPRESS COMPANY

Security ID: 025816109	Ticker: AXP

Meeting Date: 07-May-19	Meeting Type: Annual

1a.	Election of Director: Charlene Barshefsky	Management	For	Voted - For
1b.	Election of Director: John J. Brennan	Management	For	Voted - For
3

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1c.	Election of Director: Peter Chernin	Management	For	Voted - For
1d.	Election of Director: Ralph de la Vega	Management	For	Voted - For
1e.	Election of Director: Anne Lauvergeon	Management	For	Voted - For
1f.	Election of Director: Michael O. Leavitt	Management	For	Voted - For
1g.	Election of Director: Theodore J. Leonsis	Management	For	Voted - For
1h.	Election of Director: Stephen J. Squeri	Management	For	Voted - For
1i.	Election of Director: Daniel L. Vasella	Management	For	Voted - For
1j.	Election of Director: Ronald A. Williams	Management	For	Voted - For
1k.	Election of Director: Christopher D. Young	Management	For	Voted - For
2.	Ratification of appointment of
PricewaterhouseCoopers LLP as independent
	registered public accounting firm for 2019.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the Company's
	executive compensation.	Management	For	Voted - For
4.	Shareholder proposal relating to action by written
	consent.	Shareholder	Against	Voted - Against
5.	Shareholder proposal relating to deducting the
	stock buyback impact from executive pay.	Shareholder	Against	Voted - Against
6.	Shareholder proposal relating to gender pay equity.	Shareholder	Against	Voted - Against

AMERICAN INTERNATIONAL GROUP, INC.

Security ID: 026874784	Ticker: AIG

Meeting Date: 21-May-19	Meeting Type: Annual

1a.	Election of Director: W. DON CORNWELL	Management	For	Voted - For
1b.	Election of Director: BRIAN DUPERREAULT	Management	For	Voted - For
1c.	Election of Director: JOHN H. FITZPATRICK	Management	For	Voted - For
1d.	Election of Director: WILLIAM G. JURGENSEN	Management	For	Voted - For
1e.	Election of Director: CHRISTOPHER S. LYNCH	Management	For	Voted - For
1f.	Election of Director: HENRY S. MILLER	Management	For	Voted - For
1g.	Election of Director: LINDA A. MILLS	Management	For	Voted - For
1h.	Election of Director: THOMAS F. MOTAMED	Management	For	Voted - For
1i.	Election of Director: SUZANNE NORA JOHNSON	Management	For	Voted - For
1j.	Election of Director: PETER R. PORRINO	Management	For	Voted - For
1k.	Election of Director: AMY L. SCHIOLDAGER	Management	For	Voted - For
1l.	Election of Director: DOUGLAS M. STEENLAND	Management	For	Voted - For
1m.	Election of Director: THERESE M. VAUGHAN	Management	For	Voted - For
2.	To vote, on a non-binding advisory basis, to
	approve executive compensation.	Management	For	Voted - For
3.	To vote, on a non-binding advisory basis, on the
	frequency of future executive compensation votes.	Management	1 Year	Voted - 1 Year
4.	To act upon a proposal to ratify the selection of
PricewaterhouseCoopers LLP as AIG's independent
	registered public accounting firm for 2019.	Management	For	Voted - For
5.	To vote on a shareholder proposal to give
shareholders who hold at least 10 percent of AIG's
outstanding common stock the right to call special
	meetings.	Shareholder	Against	Voted - Against

4

Cambiar Global Equity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

ASML HOLDINGS N.V.

Security ID: N07059210	Ticker: ASML

Meeting Date: 24-Apr-19	Meeting Type: Annual

3b	Proposal to adopt the financial statements of the
Company for the financial year 2018, as prepared in
	accordance with Dutch law	Management	For	Voted - For
3d	Proposal to adopt a dividend of EUR 2.10 per
	ordinary share	Management	For	Voted - For
4a	Proposal to discharge the members of the Board of
Management from liability for their
	responsibilities in the financial year 2018	Management	For	Voted - For
4b	Proposal to discharge the members of the
Supervisory Board from liability for their
	responsibilities in the financial year 2018	Management	For	Voted - For
5	Proposal to adopt some adjustments to the
	Remuneration Policy for the Board of Management	Management	For	Voted - For
6	Proposal to approve the number of shares for the
	Board of Management	Management	For	Voted - For
8a	Proposal to reappoint Mr. G.J. Kleisterlee as
	member of the Supervisory Board	Management	For	Voted - For
8b	Proposal to reappoint Ms. A.P. Aris as member of
	the Supervisory Board	Management	For	Voted - For
8c	Proposal to reappoint Mr. R.D. Schwalb as member of
	the Supervisory Board	Management	For	Voted - For
8d	Proposal to reappoint Mr. W.H. Ziebart as member of
	the Supervisory Board	Management	For	Voted - For
9	Proposal to adjust the remuneration of the
	Supervisory Board	Management	For	Voted - For
10	Proposal to appoint KPMG Accountants N.V. as
	external auditor for the reporting year 2020	Management	For	Voted - For
11a	Authorization to Board of Management issue ordinary
shares or grant rights to subscribe for ordinary
	shares up to 5% for general purposes	Management	For	Voted - For
11b	Authorization of the Board of Management to
restrict or exclude pre-emption rights in
	connection with agenda item 11 a)	Management	For	Voted - For
11c	Authorization to Board of Management issue ordinary
shares or grant rights to subscribe for ordinary
shares up to 5% in connection with or on the
occasion of mergers, acquisitions and/or
	(strategic) alliances.	Management	For	Voted - For
11d	Authorization of the Board of Management to
restrict or exclude pre-emption rights in
	connection with agenda item 11 c)	Management	For	Voted - For
12a	Authorization to Board of Management to repurchase
ordinary shares up to 10% of the issued share
	capital	Management	For	Voted - For
12b	Authorization to Board of Management to repurchase
additional ordinary shares up to 10% of the issued
	share capital	Management	For	Voted - For
13	Proposal to cancel ordinary shares	Management	For	Voted - For

5

Cambiar Global Equity Fund

Proposal			Proposed by	Mgt. Position	Registrant Voted

AXA

Security ID: 054536107		Ticker: AXAHY

Meeting Date: 24-Apr-19		Meeting Type: Annual

O1		Approval of the Company's financial statements for
		the 2018 fiscal year - parent only	Management	For	Voted - For
O2		Approval of the consolidated financial statements
		for the 2018 fiscal year	Management	For	Voted - For
O3		Earnings appropriation for the 2018 fiscal year and
		declaration of a dividend of Euro 1.34 per share	Management	For	Voted - For
O4		Approval of the individual compensation of Mr.
		Denis Duverne, Chairman of the Board of Directors	Management	For	Voted - For
O5		Approval of the individual compensation of Mr.
		Thomas Buberl, Chief Executive Officer	Management	For	Voted - For
O6		Approval of the principles and criteria for
	determination,	(Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
O7		Approval of the principles and criteria for
	determination,	(Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
O8		Statutory Auditors' special report on regulated
agreements as set forth in Articles L.225-38 et
		seq. of the French Commercial Code	Management	For	Voted - For
O9		Re-appointment of Mr. Jean-Pierre Clamadieu as
	director		Management	For	Voted - For
O10		Ratification of the cooptation of Mrs. Elaine
		Sarsynski as director	Management	For	Voted - For
O11		Authorization granted to the Board of Directors to
		purchase ordinary shares of the Company	Management	For	Voted - For
E12		Delegation of authority granted to the Board of
Directors to increase the share capital through the
		capitalization of reserves, earnings or premiums	Management	For	Voted - For
E13		Delegation of authority granted to the Board of
Directors to (Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
E14		Delegation of authority granted to the Board of
Directors to (Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
E15		Delegation of authority granted to the Board of
Directors to (Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
E16		Authorization granted to the Board of Directors in
case of (Due to space limits, see proxy material
		for full proposal).	Management	For	Voted - For
E17		Delegation of authority granted to the Board of
Directors to (Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
E18		Delegation of authority granted to the Board of
Directors to (Due to space limits, see proxy
		material for full proposal).	Management	For	Voted - For
E19		Delegation of authority granted to the Board of
Directors to issue, without preferential

6

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

subscription rights of the (Due to space limits,
	see proxy material for full proposal).	Management	For	Voted - For
E20	Delegation of authority granted to the Board of
Directors to (Due to space limits, see proxy
	material for full proposal).	Management	For	Voted - For
E21	Delegation of power granted to the Board of
Directors to increase the share capital of the
Company by issuing ordinary (Due to space limits,
	see proxy material for full proposal).	Management	For	Voted - For
E22	Delegation of power granted to the Board of
Directors to increase the share capital of the
Company by issuing ordinary (Due to space limits,
	see proxy material for full proposal).	Management	For	Voted - For
E23	Authorization granted to the Board of Directors to
freely (Due to space limits, see proxy material
	for full proposal).	Management	For	Voted - For
E24	Authorization granted to the Board of Directors to
freely (Due to space limits, see proxy material
	for full proposal).	Management	For	Voted - For
E25	Authorization granted to the Board of Directors to
reduce the share capital through cancellation of
	ordinary shares	Management	For	Voted - For
E26	Authorization to comply with all formal
requirements in connection with this Shareholders'
	Meeting	Management	For	Voted - For

BHP GROUP PLC

Security ID: 05545E209	Ticker: BBL

Meeting Date: 17-Oct-18	Meeting Type: Annual

1.	To receive the 2018 Financial Statements and
	Reports for BHP	Management	For	Voted - For
2.	To reappoint KPMG LLP as the auditor of BHP
	Billiton Plc	Management	For	Voted - For
3.	To authorise the Risk and Audit Committee to agree
	the remuneration of the auditor of BHP Billiton Plc	Management	For	Voted - For
4.	To approve the general authority to issue shares in
	BHP Billiton Plc	Management	For	Voted - For
5.	To approve the authority to allot equity securities
	in BHP Billiton Plc for cash	Management	For	Voted - For
6.	To authorise the repurchase of shares in BHP
	Billiton Plc	Management	For	Voted - For
7.	To approve the 2018 Remuneration Report other than
the part containing the Directors' remuneration
	policy	Management	For	Voted - For
8.	To approve the 2018 Remuneration Report	Management	For	Voted - For
9.	To approve the grant to the Executive Director	Management	For	Voted - For
10.	To approve the change of name of BHP Billiton
	Limited and BHP Billiton Plc	Management	For	Voted - For
11.	To re-elect Terry Bowen as a Director of BHP	Management	For	Voted - For
12.	To re-elect Malcolm Broomhead as a Director of BHP	Management	For	Voted - For
13.	To re-elect Anita Frew as a Director of BHP	Management	For	Voted - For

7

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

14.	To re-elect Carolyn Hewson as a Director of BHP	Management	For	Voted - For
15.	To re-elect Andrew Mackenzie as a Director of BHP	Management	For	Voted - For
16.	To re-elect Lindsay Maxsted as a Director of BHP	Management	For	Voted - For
17.	To re-elect John Mogford as a Director of BHP	Management	For	Voted - For
18.	To re-elect Shriti Vadera as a Director of BHP	Management	For	Voted - For
19.	To re-elect Ken MacKenzie as a Director of BHP	Management	For	Voted - For

BIOGEN INC.

Security ID: 09062X103	Ticker: BIIB

Meeting Date: 19-Jun-19	Meeting Type: Annual

1a.	Election of Director: John R. Chiminski	Management	For	Voted - Abstain
1b.	Election of Director: Alexander J. Denner	Management	For	Voted - For
1c.	Election of Director: Caroline D. Dorsa	Management	For	Voted - For
1d.	Election of Director: William A. Hawkins	Management	For	Voted - For
1e.	Election of Director: Nancy L. Leaming	Management	For	Voted - For
1f.	Election of Director: Jesus B. Mantas	Management	For	Voted - For
1g.	Election of Director: Richard C. Mulligan	Management	For	Voted - For
1h.	Election of Director: Robert W. Pangia	Management	For	Voted - For
1i.	Election of Director: Stelios Papadopoulos	Management	For	Voted - For
1j.	Election of Director: Brian S. Posner	Management	For	Voted - For
1k.	Election of Director: Eric K. Rowinsky	Management	For	Voted - For
1l.	Election of Director: Lynn Schenk	Management	For	Voted - For
1m.	Election of Director: Stephen A. Sherwin	Management	For	Voted - For
1n.	Election of Director: Michel Vounatsos	Management	For	Voted - For
2.	To ratify the selection of PricewaterhouseCoopers
LLP as Biogen Inc.'s independent registered public
accounting firm for the fiscal year ending December
	31, 2019.	Management	For	Voted - For
3.	Say on Pay - To approve an advisory vote on
	executive compensation.	Management	For	Voted - For

BOOKING HOLDINGS INC.

Security ID: 09857L108	Ticker: BKNG

Meeting Date: 06-Jun-19	Meeting Type: Annual

1.1	Director: Timothy M. Armstrong	Management	For	Voted - For
1.2	Director: Jeffery H. Boyd	Management	For	Voted - For
1.3	Director: Glenn D. Fogel	Management	For	Voted - For
1.4	Director: Mirian Graddick-Weir	Management	For	Voted - For
1.5	Director: James M. Guyette	Management	For	Voted - For
1.6	Director: Wei Hopeman	Management	For	Voted - For
1.7	Director: Robert J. Mylod, Jr.	Management	For	Voted - For
1.8	Director: Charles H. Noski	Management	For	Voted - For
1.9	Director: Nancy B. Peretsman	Management	For	Voted - For
1.10	Director: Nicholas J. Read	Management	For	Voted - For
1.11	Director: Thomas E. Rothman	Management	For	Voted - For
1.12	Director: Lynn M. Vojvodich	Management	For	Voted - For
8

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1.13	Director: Vanessa A. Wittman	Management	For	Voted - For
2.	Ratification of Deloitte & Touche LLP as our
independent registered public accounting firm for
	the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	Advisory Vote to Approve 2018 Executive
	Compensation.	Management	For	Voted - For
4.	Stockholder Proposal requesting that the Company
	amend its proxy access bylaw.	Shareholder	Against	Voted - Against

CAPITAL ONE FINANCIAL CORPORATION

Security ID: 14040H105	Ticker: COF

Meeting Date: 02-May-19	Meeting Type: Annual

1A.	Election of Director: Richard D. Fairbank	Management	For	Voted - Abstain
1B.	Election of Director: Aparna Chennapragada	Management	For	Voted - Abstain
1C.	Election of Director: Ann Fritz Hackett	Management	For	Voted - Abstain
1D.	Election of Director: Peter Thomas Killalea	Management	For	Voted - Abstain
1E.	Election of Director: Cornelis "Eli" Leenaars	Management	For	Voted - Abstain
1F.	Election of Director: Pierre E. Leroy	Management	For	Voted - Abstain
1G.	Election of Director: Francois Locoh-Donou	Management	For	Voted - Abstain
1H.	Election of Director: Peter E. Raskind	Management	For	Voted - Abstain
1I.	Election of Director: Mayo A. Shattuck III	Management	For	Voted - Abstain
1J.	Election of Director: Bradford H. Warner	Management	For	Voted - Abstain
1K.	Election of Director: Catherine G. West	Management	For	Voted - Abstain
2.	Ratification of the selection of Ernst & Young LLP
as independent registered public accounting firm of
	Capital One for 2019.	Management	For	Voted - Abstain
3.	Advisory approval of Capital One's 2018 Named
	Executive Officer compensation.	Management	For	Voted - Abstain
4.	Approval and adoption of the Capital One Financial
Corporation Fifth Amended and Restated 2004 Stock
	Incentive Plan.	Management	For	Voted - Abstain
5.	Stockholder proposal requesting stockholders' right
to act by written consent, if properly presented at
	the meeting.	Shareholder	Against	Voted - Abstain

CITIGROUP INC.

Security ID: 172967424	Ticker: C

Meeting Date: 16-Apr-19	Meeting Type: Annual

1a.	Election of Director: Michael L. Corbat	Management	For	Voted - For
1b.	Election of Director: Ellen M. Costello	Management	For	Voted - For
1c.	Election of Director: Barbara J. Desoer	Management	For	Voted - For
1d.	Election of Director: John C. Dugan	Management	For	Voted - For
1e.	Election of Director: Duncan P. Hennes	Management	For	Voted - For
1f.	Election of Director: Peter B. Henry	Management	For	Voted - For
1g.	Election of Director: S. Leslie Ireland	Management	For	Voted - For
1h.	Election of Director: Lew W. (Jay) Jacobs, IV	Management	For	Voted - For
1i.	Election of Director: Renee J. James	Management	For	Voted - For
9

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1j.	Election of Director: Eugene M. McQuade	Management	For	Voted - For
1k.	Election of Director: Gary M. Reiner	Management	For	Voted - For
1l.	Election of Director: Diana L. Taylor	Management	For	Voted - For
1m.	Election of Director: James S. Turley	Management	For	Voted - For
1n.	Election of Director: Deborah C. Wright	Management	For	Voted - For
1o.	Election of Director: Ernesto Zedillo Ponce de Leon	Management	For	Voted - For
2.	Proposal to ratify the selection of KPMG LLP as
Citi's independent registered public accounting
	firm for 2019.	Management	For	Voted - For
3.	Advisory vote to approve Citi's 2018 executive
	compensation.	Management	For	Voted - For
4.	Approval of the Citigroup 2019 Stock Incentive Plan.	Management	For	Voted - For
5.	Shareholder proposal requesting Shareholder Proxy
Access Enhancement to Citi's proxy access bylaw
	provisions.	Shareholder	Against	Voted - Against
6.	Shareholder proposal requesting that the Board
adopt a policy prohibiting the vesting of
equity-based awards for senior executives due to a
	voluntary resignation to enter government service.	Shareholder	Against	Voted - Against
7.	Shareholder proposal requesting that the Board
amend Citi's bylaws to give holders in the
aggregate of 15% of Citi's outstanding common stock
	the power to call a special meeting.	Shareholder	Against	Voted - Against

CITIZENS FINANCIAL GROUP, INC.

Security ID: 174610105	Ticker: CFG

Meeting Date: 25-Apr-19	Meeting Type: Annual

1a.	Election of Director: Bruce Van Saun	Management	For	Voted - For
1b.	Election of Director: Mark Casady	Management	For	Voted - For
1c.	Election of Director: Christine M. Cumming	Management	For	Voted - For
1d.	Election of Director: William P. Hankowsky	Management	For	Voted - For
1e.	Election of Director: Howard W. Hanna III	Management	For	Voted - For
1f.	Election of Director: Leo I. ("Lee") Higdon	Management	For	Voted - For
1g.	Election of Director: Edward J. ("Ned") Kelly III	Management	For	Voted - For
1h.	Election of Director: Charles J. ("Bud") Koch	Management	For	Voted - For
1i.	Election of Director: Terrance J. Lillis	Management	For	Voted - For
1j.	Election of Director: Shivan Subramaniam	Management	For	Voted - For
1k.	Election of Director: Wendy A. Watson	Management	For	Voted - For
1l.	Election of Director: Marita Zuraitis	Management	For	Voted - For
2.	Advisory vote on executive compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Deloitte &
Touche LLP as our independent registered public
	accounting firm for 2019.	Management	For	Voted - For

10

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

DELTA AIR LINES, INC.

Security ID: 247361702	Ticker: DAL

Meeting Date: 20-Jun-19	Meeting Type: Annual

1a.	Election of Director: Edward H. Bastian	Management	For	Voted - For
1b.	Election of Director: Francis S. Blake	Management	For	Voted - For
1c.	Election of Director: Daniel A. Carp	Management	For	Voted - For
1d.	Election of Director: Ashton B. Carter	Management	For	Voted - For
1e.	Election of Director: David G. DeWalt	Management	For	Voted - For
1f.	Election of Director: William H. Easter III	Management	For	Voted - For
1g.	Election of Director: Christopher A. Hazleton	Management	For	Voted - For
1h.	Election of Director: Michael P. Huerta	Management	For	Voted - For
1i.	Election of Director: Jeanne P. Jackson	Management	For	Voted - For
1j.	Election of Director: George N. Mattson	Management	For	Voted - For
1k.	Election of Director: Sergio A.L. Rial	Management	For	Voted - For
1l.	Election of Director: Kathy N. Waller	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of Delta's named executive officers.	Management	For	Voted - For
3.	To ratify the appointment of Ernst & Young LLP as
Delta's independent auditors for the year ending
	December 31, 2019.	Management	For	Voted - For
4.	A stockholder proposal related to the right to act
	by written consent.	Shareholder	Against	Voted - For

DOWDUPONT INC.

Security ID: 26078J100	Ticker: DWDP

Meeting Date: 23-May-19	Meeting Type: Special

1.	A proposal, which we refer to as the reverse stock
split proposal, to adopt and approve an amendment
to our Amended and Restated Certificate of
Incorporation to effect (a) a reverse stock split
of our outstanding shares of common stock, at a
reverse stock split ratio of not less than 2-for-5
and not greater than 1-for-3, with an exact ratio
as may be determined by our Board of Directors at a
later date, and (b) a reduction in the number of
our authorized shares of common stock by a
	corresponding ratio.	Management	For	Voted - For
2.	A proposal, which we refer to as the adjournment
proposal, to approve, if necessary, the adjournment
of the Special Meeting to solicit additional
proxies in favor of the reverse stock split
	proposal.	Management	For	Voted - For

Meeting Date: 25-Jun-19	Meeting Type: Annual

1a.	Election of Director: Edward D. Breen	Management	For	Voted - For
1b.	Election of Director: Ruby R. Chandy	Management	For	Voted - For
1c.	Election of Director: Franklin K. Clyburn, Jr.	Management	For	Voted - For
11

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1d.	Election of Director: Terrence R. Curtin	Management	For	Voted - For
1e.	Election of Director: Alexander M. Cutler	Management	For	Voted - For
1f.	Election of Director: C. Marc Doyle	Management	For	Voted - For
1g.	Election of Director: Eleuthère I. du Pont	Management	For	Voted - For
1h.	Election of Director: Rajiv L. Gupta	Management	For	Voted - For
1i.	Election of Director: Luther C. Kissam	Management	For	Voted - For
1j.	Election of Director: Frederick M. Lowery	Management	For	Voted - For
1k.	Election of Director: Raymond J. Milchovich	Management	For	Voted - For
1l.	Election of Director: Steven M. Sterin	Management	For	Voted - For
2.	Advisory Resolution to Approve Executive
	Compensation	Management	For	Voted - For
3.	Ratification of the Appointment of the Independent
	Registered Public Accounting Firm	Management	For	Voted - For
4.	Right to Act by Written Consent	Shareholder	Against	Voted - For
5.	Preparation of an Executive Compensation Report	Shareholder	Against	Voted - Against
6.	Preparation of a Report on Climate Change Induced
	Flooding and Public Health	Shareholder	Against	Voted - Against
7.	Preparation of a Report on Plastic Pollution	Shareholder	Against	Voted - Against

E.ON SE

Security ID: 268780103	Ticker: EONGY

Meeting Date: 14-May-19	Meeting Type: Annual

2.	Appropriation of balance sheet profit for financial
	year 2018	Management	For	Voted - For
3.	Discharge of the Board of Management for financial
	year 2018	Management	For	Voted - For
4.	Discharge of the Supervisory Board for financial
	year 2018	Management	For	Voted - For
5a.	Appointment of PricewaterhouseCoopers GmbH
Wirtschaftsprüfungsgesellschaft, Düsseldorf as
	auditor and group auditor for financial year 2019	Management	For	Voted - For
5b.	Appointment of PricewaterhouseCoopers GmbH
Wirtschaftsprüfungsgesellschaft, Düsseldorf as
auditor for a review of short-version financial
statements and interim management reports for
	financial year 2019	Management	For	Voted - For
5c.	Appointment of PricewaterhouseCoopers GmbH
Wirtschaftsprüfungsgesellschaft, Düsseldorf as
auditor for a review of the short-version financial
statements and the interim management report for
	the first quarter of financial year 2020	Management	For	Voted - For
6.	Amendment to the Articles of Association, size of
	the Supervisory Board	Management	For	Voted - For
7a.	Approval of the control and profit and loss
transfer agreement concluded on March 18, 2019
between E.ON SE as the controlling company and E.ON
11. Verwaltungs GmbH as the dependent entity, with
its registered office in Essen, Local Court of
	Essen, HRB 29626	Management	For	Voted - For
7b.	Approval of the control and profit and loss
transfer agreement concluded on March 18, 2019
12

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

between E.ON SE as the controlling company and E.ON
12. Verwaltungs GmbH as the dependent entity, with
its registered office in Essen, Local Court of
	Essen, HRB 29627	Management	For	Voted - For

EBAY INC.

Security ID: 278642103	Ticker: EBAY

Meeting Date: 30-May-19	Meeting Type: Annual

1a.	Election of Director: Fred D. Anderson Jr.	Management	For	Voted - For
1b.	Election of Director: Anthony J. Bates	Management	For	Voted - For
1c.	Election of Director: Adriane M. Brown	Management	For	Voted - For
1d.	Election of Director: Jesse A. Cohn	Management	For	Voted - For
1e.	Election of Director: Diana Farrell	Management	For	Voted - For
1f.	Election of Director: Logan D. Green	Management	For	Voted - For
1g.	Election of Director: Bonnie S. Hammer	Management	For	Voted - For
1h.	Election of Director: Kathleen C. Mitic	Management	For	Voted - For
1i.	Election of Director: Matthew J. Murphy	Management	For	Voted - For
1j.	Election of Director: Pierre M. Omidyar	Management	For	Voted - For
1k.	Election of Director: Paul S. Pressler	Management	For	Voted - For
1l.	Election of Director: Robert H. Swan	Management	For	Voted - For
1m.	Election of Director: Thomas J. Tierney	Management	For	Voted - For
1n.	Election of Director: Perry M. Traquina	Management	For	Voted - For
1o.	Election of Director: Devin N. Wenig	Management	For	Voted - For
2.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
3.	Ratification of appointment of independent auditors.	Management	For	Voted - For
4.	Management proposal to amend special meeting
	provisions in the Company's charter and bylaws.	Management	For	Voted - For
5.	Stockholder proposal requesting that the Board
	require an independent chair, if properly presented.	Shareholder	Against	Voted - Against

HP INC.

Security ID: 40434L105	Ticker: HPQ

Meeting Date: 23-Apr-19	Meeting Type: Annual

1a.	Election of Director: Aida M. Alvarez	Management	For	Voted - For
1b.	Election of Director: Shumeet Banerji	Management	For	Voted - For
1c.	Election of Director: Robert R. Bennett	Management	For	Voted - For
1d.	Election of Director: Charles V. Bergh	Management	For	Voted - For
1e.	Election of Director: Stacy Brown-Philpot	Management	For	Voted - For
1f.	Election of Director: Stephanie A. Burns	Management	For	Voted - For
1g.	Election of Director: Mary Anne Citrino	Management	For	Voted - For
1h.	Election of Director: Yoky Matsuoka	Management	For	Voted - For
1i.	Election of Director: Stacey Mobley	Management	For	Voted - For
1j.	Election of Director: Subra Suresh	Management	For	Voted - For
1k.	Election of Director: Dion J. Weisler	Management	For	Voted - For

13

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	To ratify the appointment of the independent
registered public accounting firm for the fiscal
	year ending October 31, 2019	Management	For	Voted - For
3.	To approve, on an advisory basis, HP Inc.'s
	executive compensation	Management	For	Voted - For
4.	Stockholder proposal to require HP Inc. to amend
its governance documents to require an independent
Chairman of the Board if properly presented at the
	annual meeting	Shareholder	Against	Voted - Against

HSBC HOLDINGS PLC

Security ID: 404280406	Ticker: HSBC

Meeting Date: 12-Apr-19	Meeting Type: Annual

1.	To receive the Annual Report & Accounts 2018	Management	For	Voted - For
2.	To approve the Directors' Remuneration Report	Management	For	Voted - For
3.	To approve the Directors' Remuneration Policy	Management	For	Voted - For
4a.	To elect Ewen Stevenson as a Director	Management	For	Voted - For
4b.	To elect José Antonio Meade as a Director	Management	For	Voted - For
4c.	To re-elect Kathleen Casey as a Director	Management	For	Voted - For
4d.	To re-elect Laura Cha as a Director	Management	For	Voted - For
4e.	To re-elect Henri de Castries as a Director	Management	For	Voted - For
4f.	To re-elect John Flint as a Director	Management	For	Voted - For
4g.	To re-elect Irene Lee as a Director	Management	For	Voted - For
4h.	To re-elect Heidi Miller as a Director	Management	For	Voted - For
4i.	To re-elect Marc Moses as a Director	Management	For	Voted - For
4j.	To re-elect David Nish as a Director	Management	For	Voted - For
4k.	To re-elect Jonathan Symonds as a Director	Management	For	Voted - For
4l.	To re-elect Jackson Tai as a Director	Management	For	Voted - For
4m.	To re-elect Mark Tucker as a Director	Management	For	Voted - For
4n.	To re-elect Pauline van der Meer Mohr as a Director	Management	For	Voted - For
5.	To re-appoint PricewaterhouseCoopers LLP as Auditor
	of the Company	Management	For	Voted - For
6.	To authorise the Group Audit Committee to determine
	the remuneration of the Auditor	Management	For	Voted - For
7.	To authorise the Company to make political donations	Management	For	Voted - For
8.	To authorise the Directors to allot shares	Management	For	Voted - For
9.	To disapply pre-emption rights (special resolution)	Management	For	Voted - For
10.	To further disapply pre-emption rights for
	acquisitions (special resolution)	Management	For	Voted - For
11.	To authorise the Directors to allot any repurchased
	shares	Management	For	Voted - For
12.	To authorise the Company to purchase its own shares
	(special resolution)	Management	For	Voted - For
13.	To authorise the Directors to allot equity
securities in relation to Contingent Convertible
	Securities	Management	For	Voted - For
14.	To disapply pre-emption rights in relation to the
issue of Contingent Convertible Securities (special
	resolution)	Management	For	Voted - For

14

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

15.	To authorise the Directors to offer a scrip
	dividend alternative	Management	For	Voted - For
16.	To call general meetings (other than an AGM) on 14
	clear days' notice (special resolution)	Management	For	Voted - For
17.	Shareholder requisitioned resolution regarding the
Midland Bank defined benefit pension scheme
	(special resolution)	Shareholder	Against	Voted - Against

INCYTE CORPORATION

Security ID: 45337C102	Ticker: INCY

Meeting Date: 26-Apr-19	Meeting Type: Annual

1.1	Election of Director: Julian C. Baker	Management	For	Voted - For
1.2	Election of Director: Jean-Jacques Bienaimé	Management	For	Voted - For
1.3	Election of Director: Paul A. Brooke	Management	For	Voted - For
1.4	Election of Director: Paul J. Clancy	Management	For	Voted - For
1.5	Election of Director: Wendy L. Dixon	Management	For	Voted - For
1.6	Election of Director: Jacqualyn A. Fouse	Management	For	Voted - For
1.7	Election of Director: Paul A. Friedman	Management	For	Voted - Against
1.8	Election of Director: Hervé Hoppenot	Management	For	Voted - For
2.	To approve, on a non-binding, advisory basis, the
compensation of the Company's named executive
	officers.	Management	For	Voted - Against
3.	To approve amendments to the Company's Amended and
	Restated 2010 Stock Incentive Plan.	Management	For	Voted - For
4.	To ratify the appointment of Ernst & Young LLP as
the Company's independent registered public
	accounting firm for 2019.	Management	For	Voted - For
5.	To vote on a stockholder proposal, if properly
presented, described in more detail in the proxy
	statement.	Shareholder	Against	Voted - For

JOHNSON & JOHNSON

Security ID: 478160104	Ticker: JNJ

Meeting Date: 25-Apr-19	Meeting Type: Annual

1a.	Election of Director: Mary C. Beckerle	Management	For	Voted - For
1b.	Election of Director: D. Scott Davis	Management	For	Voted - For
1c.	Election of Director: Ian E. L. Davis	Management	For	Voted - For
1d.	Election of Director: Jennifer A. Doudna	Management	For	Voted - For
1e.	Election of Director: Alex Gorsky	Management	For	Voted - For
1f.	Election of Director: Marillyn A. Hewson	Management	For	Voted - For
1g.	Election of Director: Mark B. McClellan	Management	For	Voted - For
1h.	Election of Director: Anne M. Mulcahy	Management	For	Voted - For
1i.	Election of Director: William D. Perez	Management	For	Voted - For
1j.	Election of Director: Charles Prince	Management	For	Voted - Against
1k.	Election of Director: A. Eugene Washington	Management	For	Voted - For
1l.	Election of Director: Ronald A. Williams	Management	For	Voted - For

15

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

2.	Advisory Vote to Approve Named Executive Officer
	Compensation.	Management	For	Voted - For
3.	Ratification of Appointment of
PricewaterhouseCoopers LLP as the Independent
	Registered Public Accounting Firm for 2019.	Management	For	Voted - For
4.	Shareholder Proposal - Clawback Disclosure	Shareholder	Against	Voted - For
5.	Shareholder Proposal - Executive Compensation and
	Drug Pricing Risks.	Shareholder	Against	Voted - Against

LLOYDS BANKING GROUP PLC

Security ID: 539439109	Ticker: LYG

Meeting Date: 16-May-19	Meeting Type: Annual

1.	Receive the report and accounts for the year ended
	31 December 2018	Management	For	Voted - For
2.	Election of Ms A F Mackenzie	Management	For	Voted - For
3.	Re-election of Lord Blackwell	Management	For	Voted - For
4.	Re-election of Mr J Colombás	Management	For	Voted - For
5.	Re-election of Mr M G Culmer	Management	For	Voted - For
6.	Re-election of Mr A P Dickinson	Management	For	Voted - For
7.	Re-election of Ms A M Frew	Management	For	Voted - For
8.	Re-election of Mr S P Henry	Management	For	Voted - For
9.	Re-election of Mr A Horta-Osório	Management	For	Voted - For
10.	Re-election of Lord Lupton	Management	For	Voted - For
11.	Re-election of Mr N E T Prettejohn	Management	For	Voted - For
12.	Re-election of Mr S W Sinclair	Management	For	Voted - For
13.	Re-election of Ms S V Weller	Management	For	Voted - For
14.	Annual report on remuneration section of the
	Directors' remuneration report	Management	For	Voted - For
15.	Approval of a final ordinary dividend of 2.14 pence
	per share	Management	For	Voted - For
16.	Re-appointment of the auditor	Management	For	Voted - For
17.	Authority to set the remuneration of the auditor	Management	For	Voted - For
18.	Authority for the Company and its subsidiaries to
make political donations or incur political
	expenditure	Management	For	Voted - For
19.	Directors' authority to allot shares	Management	For	Voted - For
20.	Directors' authority to allot shares in relation to
the issue of Regulatory Capital Convertible
	Instruments	Management	For	Voted - For
21.	Limited disapplication of pre-emption rights	Management	For	Voted - For
22.	Limited disapplication of pre-emption rights in the
event of financing an acquisition transaction or
	other capital investment	Management	For	Voted - For
23.	Limited disapplication of pre-emption rights in
relation to the issue of Regulatory Capital
	Convertible Instruments	Management	For	Voted - For
24.	Authority to purchase ordinary shares	Management	For	Voted - For
25.	Authority to purchase preference shares	Management	For	Voted - For
26.	Notice period for general meetings	Management	For	Voted - For

16

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

MEDTRONIC PLC

Security ID: G5960L103	Ticker: MDT

Meeting Date: 07-Dec-18	Meeting Type: Annual

1a.	Election of Director: Richard H. Anderson	Management	For	Voted - For
1b.	Election of Director: Craig Arnold	Management	For	Voted - For
1c.	Election of Director: Scott C. Donnelly	Management	For	Voted - For
1d.	Election of Director: Randall J. Hogan III	Management	For	Voted - For
1e.	Election of Director: Omar Ishrak	Management	For	Voted - For
1f.	Election of Director: Michael O. Leavitt	Management	For	Voted - For
1g.	Election of Director: James T. Lenehan	Management	For	Voted - For
1h.	Election of Director: Elizabeth Nabel, M.D.	Management	For	Voted - For
1i.	Election of Director: Denise M. O'Leary	Management	For	Voted - For
1j.	Election of Director: Kendall J. Powell	Management	For	Voted - For
2.	To ratify, in a non-binding vote, the
re-appointment of PricewaterhouseCoopers LLP as
Medtronic's independent auditor for fiscal year
2019 and authorize the Board of Directors, acting
through the Audit Committee, to set the auditor's
	remuneration.	Management	For	Voted - For
3.	To approve in a non-binding advisory vote, named
executive officer compensation (a "Say-on-Pay"
	vote).	Management	For	Voted - For

ORACLE CORPORATION

Security ID: 68389X105	Ticker: ORCL

Meeting Date: 14-Nov-18	Meeting Type: Annual

1.1	Director: Jeffrey S. Berg	Management	For	Voted - For
1.2	Director: Michael J. Boskin	Management	For	Voted - For
1.3	Director: Safra A. Catz	Management	For	Voted - For
1.4	Director: Bruce R. Chizen	Management	For	Voted - For
1.5	Director: George H. Conrades	Management	For	Voted - Withheld
1.6	Director: Lawrence J. Ellison	Management	For	Voted - For
1.7	Director: Hector Garcia-Molina	Management	For	Voted - For
1.8	Director: Jeffrey O. Henley	Management	For	Voted - For
1.9	Director: Mark V. Hurd	Management	For	Voted - For
1.10	Director: Renee J. James	Management	For	Voted - For
1.11	Director: Charles W. Moorman IV	Management	For	Voted - For
1.12	Director: Leon E. Panetta	Management	For	Voted - Withheld
1.13	Director: William G. Parrett	Management	For	Voted - For
1.14	Director: Naomi O. Seligman	Management	For	Voted - Withheld
2.	Advisory Vote to Approve the Compensation of the
	Named Executive Officers.	Management	For	Voted - Against
3.	Ratification of the Selection of Ernst & Young LLP
as Independent Registered Public Accounting Firm
	for Fiscal Year 2019.	Management	For	Voted - For
4.	Stockholder Proposal Regarding Pay Equity Report.	Shareholder	Against	Voted - For

17

Cambiar Global Equity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	Stockholder Proposal Regarding Political
	Contributions Report.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal Regarding Lobbying Report.	Shareholder	Against	Voted - For
7.	Stockholder Proposal Regarding Independent Board
	Chair.	Shareholder	Against	Voted - For

ORANGE

Security ID: 684060106	Ticker: ORAN

Meeting Date: 21-May-19	Meeting Type: Annual

O1	Approval of the statutory financial statements for
	the fiscal year ended December 31, 2018.	Management	For	Voted - For
O2	Approval of the consolidated financial statements
	for the fiscal year ended December 31, 2018.	Management	For	Voted - For
O3	Allocation of income for the fiscal year ended
December 31,2018 as stated in the Company's annual
	financial statements.	Management	For	Voted - For
O4	Agreements provided for in Article L. 225-38 of the
	French Commercial Code.	Management	For	Voted - For
O5	Appointment of a new director.	Management	For	Voted - For
O6	Renewal of the term of office of Mr. Alexandre
	Bompard as director.	Management	For	Voted - For
O7	Renewal of the term of office of Mrs. Helle
	Kristoffersen as director.	Management	For	Voted - For
O8	Renewal of the term of office of Mr. Jean-Michel
	Severino as director.	Management	For	Voted - For
O9	Renewal of the term of office of Mrs. Anne Lange as
	director.	Management	For	Voted - For
O10	Approval of the compensation items paid or
allocated for the fiscal year ended December 31,
2018 to Mr. Stéphane Richard, Chairman and Chief
	Executive Officer.	Management	For	Voted - For
O11	Approval of the compensation items paid or
allocated for the fiscal year ended December 31,
2018 to Mr. Ramon Fernandez, Chief Executive
	Officer Delegate.	Management	For	Voted - For
O12	Approval of the compensation items paid or
allocated for the fiscal year ended December 31,
2018 to Mr. Gervais Pellissier, Chief Executive
	Officer Delegate.	Management	For	Voted - For
O13	Approval of the principles and criteria for
determining, apportioning and allocating the fixed,
variable and exceptional items comprising total
compensation and all benefits in kind allocated to
	the Chairman and CEO.	Management	For	Voted - For
O14	Approval of the principles and criteria for
determining, apportioning and allocating the fixed,
variable and exceptional items comprising total
compensation and all benefits in kind allocated to
	the CEO Delegates.	Management	For	Voted - For
O15	Authorization to be granted to the Board of
Directors to purchase or transfer shares of the
	company.	Management	For	Voted - For
18

Cambiar Global Equity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

E16	Delegation of authority to the Board of Directors
to issue shares of the Company and complex
securities, with shareholder preferential
subscription rights (not to be used during a
takeover offer period for the Company's securities,
unless specifically authorized by the Shareholders'
	Meeting).	Management	For	Voted - For
E17	Delegation of authority to the Board of Directors
to make use of the delegation of authority granted
in the sixteenth resolution during a takeover offer
	period for the Company's securities.	Management	For	Voted - Against
E18	Delegation of authority to the Board of Directors
to issue shares of the Company and complex
securities, without shareholder preferential
subscription rights as part of a public offering
(not to be used during a takeover offer period for
the Company's securities, unless specifically
	authorized by the Shareholders' Meeting).	Management	For	Voted - For
E19	Delegation of authority to the Board of Directors
to make use of the delegation of authority granted
in the eighteenth resolution during a takeover
	offer period for the Company's securities.	Management	For	Voted - Against
E20	Delegation of authority to the Board of Directors
to issue shares of the Company and complex
securities, without shareholder preferential
subscription rights, as part of an offer provided
for in section II of Article L. 411-2 of the French
Monetary and Financial Code (not to be used during
a takeover offer period for the Company's
securities, unless specifically authorized by the
	Shareholders' Meeting).	Management	For	Voted - For
E21	Delegation of authority to the Board of Directors
to make use of the delegation of authority granted
in the twentieth resolution during a takeover offer
	period for the Company's securities.	Management	For	Voted - Against
E22	Authorization to the Board of Directors to increase
the number of issuable securities, in the event of
	securities to be issued.	Management	For	Voted - For
E23	Delegation of authority to the Board of Directors
to issue shares and complex, without shareholder
preferential subscription rights, in the event of a
public exchange offer initiated by the Company (not
to be used during a takeover offer period for the
Company's securities, unless specifically
	authorized by the Shareholders' Meeting).	Management	For	Voted - For
E24	Delegation of authority to the Board of Directors
to make use of the delegation of authority granted
in the twenty- third resolution during a takeover
	offer period for the Company's securities.	Management	For	Voted - Against
E25	Delegation of powers to the Board of Directors to
issue shares and complex securities, without
shareholder preferential subscription rights, as
consideration for contributions in kind granted to
the Company and comprised of equity securities or
securities giving access to share capital (not to
be used during a takeover offer period for the

19

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

Company's securities, unless specifically
	authorized by the Shareholders' Meeting).	Management	For	Voted - For
E26	Authorization given to the Board of Directors to
make use of the delegation of powers granted in the
twenty-fifth resolution during a takeover offer
	period for the Company's securities.	Management	For	Voted - Against
E27	Overall limit of authorizations.	Management	For	Voted - For
E28	Authorization given to the Board of Directors to
allocate Company's shares for free to Corporate
	Officers and certain Orange group employees.	Management	For	Voted - For
E29	Delegation of authority to the Board of Directors
to issue shares or complex securities reserved for
members of savings plans without shareholder
	preferential subscription rights.	Management	For	Voted - For
E30	Delegation of authority to the Board of Directors
to increase the Company's capital by capitalization
	of reserves, profits or premiums.	Management	For	Voted - For
E31	Authorization to the Board of Directors to reduce
the share capital through the cancellation of
	shares.	Management	For	Voted - For
E32	Powers for formalities.	Management	For	Voted - For
A	Amendment to the third resolution - Allocation of
income for the fiscal year ended December 31, 2018,
as stated in the annual financial statements
	(ordinary).	Management	Against	Voted - Against
B	Amendment to Article 13 of the Bylaws - Plurality
	of directorships (extraordinary).	Management	Against	Voted - Against
C	Share capital increase in cash reserved for members
of savings plans without shareholder subscription
	rights.	Management	Against	Voted - Against
D	Authorization given to the Board of Directors to
allocate Company's shares for free to Orange group
	employees.	Management	Against	Voted - Against
E	Amendments or new resolutions proposed at the
Meeting. If you cast your vote in favor of
resolution A, you are giving discretion to the
Chairman of the Meeting to vote for or against any
	amendments or new resolutions that may be proposed.	Management	For	Voted - Against

RAYTHEON COMPANY

Security ID: 755111507	Ticker: RTN

Meeting Date: 30-May-19	Meeting Type: Annual

1a.	Election of Director: Tracy A. Atkinson	Management	For	Voted - For
1b.	Election of Director: Robert E. Beauchamp	Management	For	Voted - For
1c.	Election of Director: Adriane M. Brown	Management	For	Voted - For
1d.	Election of Director: Stephen J. Hadley	Management	For	Voted - For
1e.	Election of Director: Thomas A. Kennedy	Management	For	Voted - For
1f.	Election of Director: Letitia A. Long	Management	For	Voted - For
1g.	Election of Director: George R. Oliver	Management	For	Voted - For
1h.	Election of Director: Dinesh C. Paliwal	Management	For	Voted - For
1i.	Election of Director: Ellen M. Pawlikowski	Management	For	Voted - For
20

Cambiar Global Equity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

1j.	Election of Director: William R. Spivey	Management	For	Voted - For
1k.	Election of Director: Marta R. Stewart	Management	For	Voted - For
1l.	Election of Director: James A. Winnefeld, Jr.	Management	For	Voted - For
1m.	Election of Director: Robert O. Work	Management	For	Voted - For
2.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
3.	Approval of the Raytheon 2019 Stock Plan	Management	For	Voted - For
4.	Ratification of Independent Auditors.	Management	For	Voted - For

REPSOL S.A.

Security ID: 76026T205	Ticker: REPYY

Meeting Date: 30-May-19	Meeting Type: Annual

1.	Review and approval, if appropriate, of the Annual
Financial Statements and Management Report of
Repsol, S.A. and the Consolidated Annual Financial
Statements and Consolidated Management Report, for
	fiscal year ended 31 December 2018.	Management	For	Voted - For
2.	Review and approval, if appropriate, of the
Statement of Non- Financial Information for fiscal
	year ended 31 December 2018.	Management	For	Voted - For
3.	Review and approval, if appropriate, of the
	proposal for the allocation of results in 2018.	Management	For	Voted - For
4.	Review and approval, if appropriate, of the
management of the Board of Directors of Repsol,
	S.A. during 2018.	Management	For	Voted - For
5.	Increase of share capital in an amount determinable
pursuant to the terms of the resolution, by issuing
new common shares having a par value of one (1)
euro each, of the same class and series as those
currently in circulation, charged to reserves,
offering the shareholders the possibility of
selling the free- of-charge allocation rights to
the Company itself or on the market. Delegation of
authority to the Board of Directors or, by
delegation, to the Delegate Committee or the CEO,
to fix the (due to space limits, see proxy
	material for full proposal).	Management	For	Voted - For
6.	Second capital increase in an amount determinable
pursuant to the terms of the resolution, by issuing
new common shares having a par value of one (1)
euro each, of the same class and series as those
currently in circulation, charged to reserves,
offering the shareholders the possibility of
selling the free- of-charge allocation rights to
the Company itself or on the market. Delegation of
authority to the Board of Directors or, by
delegation, to the Delegate Committee or the CEO,
to fix the (due to space limits, see proxy
	material for full proposal).	Management	For	Voted - For
7.	Approval of a reduction of share capital for an
amount to be determined in accordance with the
resolution, through the cancellation of the

21

Cambiar Global Equity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

Company's own shares. Delegation of powers to the
Board of Directors or, as its replacement, to the
Delegate Committee or the CEO, to set the other
terms for the reduction in relation to everything
not determined by the General Meeting, including,
among other matters, the powers to redraft articles
5 and 6 of the Company's Articles of (due to
	space limits, see proxy material for full proposal).	Management	For	Voted - For
8.	Delegation to the Board of Directors of the power
to issue fixed rate securities, debt instruments,
promissory notes, hybrid instruments and preference
shares in any manner permitted by Law, simple or
exchangeable for issued shares or other
pre-existing securities of other entities, and to
guarantee the issue of securities by companies
within the Group, leaving without effect, in the
portion not used, the twenty-second resolution
(first section) of the Annual General Shareholders'
	Meeting held on April 30, 2015.	Management	For	Voted - For
9.	Fix on fifteen the number of members of the Board
	of Directors.	Management	For	Voted - For
10	Re-election as Director of Mr. Antonio Brufau Niubó.	Management	For	Voted - For
11.	Re-election as Director of Mr. Josu Jon Imaz San
	Miguel.	Management	For	Voted - For
12.	Re-election as Director of Mr. Jose Manuel Loureda
	Mantiñan.	Management	For	Voted - For
13.	Re-election as Director of Mr. John Robinson West.	Management	For	Voted - For
14.	Ratification of the appointment by co-optation and
re- election as Director of Mr. Henri Philippe
	Reichstul.	Management	For	Voted - For
15.	Appointment of Ms. Aránzazu Estefanía Larrañaga as
	Director.	Management	For	Voted - For
16.	Appointment of Ms. María Teresa García-Milà
	LLoveras as Director.	Management	For	Voted - For
17.	Advisory vote on the Repsol, S.A. Annual Report on
	Directors' Remuneration for 2018.	Management	For	Voted - For
18.	Inclusion of a target related to the performance of
total shareholder return in the Long Term Incentive
Remuneration Plan of the Executives Directors (ILP
	2018-2021 and ILP 2019-2022).	Management	For	Voted - For
19.	Examination and approval, if appropriate, of the
Remuneration Policy for Directors of Repsol, S.A.
	(2019- 2021).	Management	For	Voted - For
20.	Delegation of powers to interpret, supplement,
develop, execute, rectify and formalize the
resolutions adopted by the General Shareholders'
	Meeting.	Management	For	Voted - For
1.	Review and approval, if appropriate, of the Annual
Financial Statements and Management Report of
Repsol, S.A. and the Consolidated Annual Financial
Statements and Consolidated Management Report, for
	fiscal year ended 31 December 2018.	Management	For	Voted - For
2.	Review and approval, if appropriate, of the
Statement of Non- Financial Information for fiscal
	year ended 31 December 2018.	Management	For	Voted - For

22

Cambiar Global Equity Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

3.	Review and approval, if appropriate, of the
	proposal for the allocation of results in 2018.	Management	For	Voted - For
4.	Review and approval, if appropriate, of the
management of the Board of Directors of Repsol,
	S.A. during 2018.	Management	For	Voted - For
5.	Increase of share capital in an amount determinable
pursuant to the terms of the resolution, by issuing
new common shares having a par value of one (1)
euro each, of the same class and series as those
currently in circulation, charged to reserves,
offering the shareholders the possibility of
selling the free- of-charge allocation rights to
the Company itself or on the market. Delegation of
authority to the Board of Directors or, by
delegation, to the Delegate Committee or the CEO,
to fix the (due to space limits, see proxy
	material for full proposal).	Management	For	Voted - For
6.	Second capital increase in an amount determinable
pursuant to the terms of the resolution, by issuing
new common shares having a par value of one (1)
euro each, of the same class and series as those
currently in circulation, charged to reserves,
offering the shareholders the possibility of
selling the free- of-charge allocation rights to
the Company itself or on the market. Delegation of
authority to the Board of Directors or, by
delegation, to the Delegate Committee or the CEO,
to fix the (due to space limits, see proxy
	material for full proposal).	Management	For	Voted - For
7.	Approval of a reduction of share capital for an
amount to be determined in accordance with the
resolution, through the cancellation of the
Company's own shares. Delegation of powers to the
Board of Directors or, as its replacement, to the
Delegate Committee or the CEO, to set the other
terms for the reduction in relation to everything
not determined by the General Meeting, including,
among other matters, the powers to redraft articles
5 and 6 of the Company's Articles of (due to
	space limits, see proxy material for full proposal).	Management	For	Voted - For
8.	Delegation to the Board of Directors of the power
to issue fixed rate securities, debt instruments,
promissory notes, hybrid instruments and preference
shares in any manner permitted by Law, simple or
exchangeable for issued shares or other
pre-existing securities of other entities, and to
guarantee the issue of securities by companies
within the Group, leaving without effect, in the
portion not used, the twenty-second resolution
(first section) of the Annual General Shareholders'
	Meeting held on April 30, 2015.	Management	For	Voted - For
9.	Fix on fifteen the number of members of the Board
	of Directors.	Management	For	Voted - For
10	Re-election as Director of Mr. Antonio Brufau Niubó.	Management	For	Voted - For
11.	Re-election as Director of Mr. Josu Jon Imaz San
	Miguel.	Management	For	Voted - For

23

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

12.	Re-election as Director of Mr. Jose Manuel Loureda
	Mantiñan.	Management	For	Voted - For
13.	Re-election as Director of Mr. John Robinson West.	Management	For	Voted - For
14.	Ratification of the appointment by co-optation and
re- election as Director of Mr. Henri Philippe
	Reichstul.	Management	For	Voted - For
15.	Appointment of Ms. Aránzazu Estefanía Larrañaga as
	Director.	Management	For	Voted - For
16.	Appointment of Ms. María Teresa García-Milà
	LLoveras as Director.	Management	For	Voted - For
17.	Advisory vote on the Repsol, S.A. Annual Report on
	Directors' Remuneration for 2018.	Management	For	Voted - For
18.	Inclusion of a target related to the performance of
total shareholder return in the Long Term Incentive
Remuneration Plan of the Executives Directors (ILP
	2018-2021 and ILP 2019-2022).	Management	For	Voted - For
19.	Examination and approval, if appropriate, of the
Remuneration Policy for Directors of Repsol, S.A.
	(2019- 2021).	Management	For	Voted - For
20.	Delegation of powers to interpret, supplement,
develop, execute, rectify and formalize the
resolutions adopted by the General Shareholders'
	Meeting.	Management	For	Voted - For

ROCKWELL AUTOMATION, INC.

Security ID: 773903109	Ticker: ROK

Meeting Date: 05-Feb-19	Meeting Type: Annual

1.1	Director: Blake D. Moret	Management	For	Voted - For
1.2	Director: Thomas W. Rosamilia	Management	For	Voted - For
1.3	Director: Patricia A. Watson	Management	For	Voted - For
B.	To approve the selection of Deloitte & Touche LLP
as the Corporation's independent registered public
	accounting firm.	Management	For	Voted - For
C.	To approve, on an advisory basis, the compensation
	of the Corporation's named executive officers.	Management	For	Voted - For

ROYAL DUTCH SHELL PLC

Security ID: 780259206	Ticker: RDSA

Meeting Date: 21-May-19	Meeting Type: Annual

1.	Receipt of Annual Report & Accounts	Management	For	Voted - For
2.	Approval of Directors' Remuneration Report	Management	For	Voted - For
3.	Appointment of Neil Carson as a Director of the
	Company	Management	For	Voted - For
4.	Reappointment of Director: Ben van Beurden	Management	For	Voted - For
5.	Reappointment of Director: Ann Godbehere	Management	For	Voted - For
6.	Reappointment of Director: Euleen Goh	Management	For	Voted - For
7.	Reappointment of Director: Charles O. Holliday	Management	For	Voted - For
8.	Reappointment of Director: Catherine Hughes	Management	For	Voted - For
24

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

9.	Reappointment of Director: Gerard Kleisterlee	Management	For	Voted - For
10.	Reappointment of Director: Roberto Setubal	Management	For	Voted - For
11.	Reappointment of Director: Sir Nigel Sheinwald	Management	For	Voted - For
12.	Reappointment of Director: Linda G. Stuntz	Management	For	Voted - For
13.	Reappointment of Director: Jessica Uhl	Management	For	Voted - For
14.	Reappointment of Director: Gerrit Zalm	Management	For	Voted - For
15.	Reappointment of Auditors	Management	For	Voted - For
16.	Remuneration of Auditors	Management	For	Voted - For
17.	Authority to allot shares	Management	For	Voted - For
18.	Disapplication of pre-emption rights (Special
	Resolution)	Management	For	Voted - For
19.	Adoption of new Articles of Association (Special
	Resolution)	Management	For	Voted - For
20.	Authority to purchase own shares (Special
	Resolution)	Management	For	Voted - For
21.	Authority to make certain donations and incur
	expenditure	Management	For	Voted - For
22.	Shareholder resolution (Special Resolution)	Shareholder	Against	Voted - Abstain

SAP SE

Security ID: 803054204	Ticker: SAP

Meeting Date: 15-May-19	Meeting Type: Annual

2.	Resolution on the appropriation of the retained
	earnings of fiscal year 2018.	Management	For	Voted - For
3.	Resolution on the formal approval of the acts of
	the Executive Board in fiscal year 2018.	Management	For	Voted - For
4.	Resolution on the formal approval of the acts of
	the Supervisory Board in fiscal year 2018.	Management	For	Voted - For
5.	Appointment of the auditors of the annual financial
statements and group annual financial statements
	for fiscal year 2019.	Management	For	Voted - For
6a.	Election of Supervisory Board members: Prof Dr h.
	c. mult.Hasso Plattner	Management	For	Voted - For
6b.	Election of Supervisory Board members: Dr h. c.
	mult. Pekka Ala-Pietilä	Management	For	Voted - For
6c.	Election of Supervisory Board members: Aicha Evans	Management	For	Voted - For
6d.	Election of Supervisory Board members: Diane Greene	Management	For	Voted - For
6e.	Election of Supervisory Board members: Prof Dr
	Gesche Joost	Management	For	Voted - For
6f.	Election of Supervisory Board members: Bernard
	Liautaud	Management	For	Voted - For
6g.	Election of Supervisory Board members: Gerhard
	Oswald	Management	For	Voted - For
6h.	Election of Supervisory Board members: Dr
	Friederike Rotsch	Management	For	Voted - For
6i.	Election of Supervisory Board members: Dr Gunnar
	Wiedenfels	Management	For	Voted - For

25

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

SMITH & NEPHEW PLC

Security ID: 83175M205	Ticker: SNN

Meeting Date: 11-Apr-19	Meeting Type: Annual

O1	To receive the audited accounts.	Management	For	Voted - For
O2	To approve the Directors' Remuneration Report
	(excluding policy)	Management	For	Voted - Against
O3	To declare a final dividend.	Management	For	Voted - For
O4	Election/Re-Election of Director: Graham Baker	Management	For	Voted - For
O5	Election/Re-Election of Director: Vinita Bali	Management	For	Voted - For
O6	Election/Re-Election of Director: The Rt. Hon
	Baroness Virginia Bottomley	Management	For	Voted - For
O7	Election/Re-Election of Director: Roland Diggelmann	Management	For	Voted - For
O8	Election/Re-Election of Director: Erik Engstrom	Management	For	Voted - For
O9	Election/Re-Election of Director: Robin Freestone	Management	For	Voted - For
O10	Election/Re-Election of Director: Namal Nawana	Management	For	Voted - For
O11	Election/Re-Election of Director: Marc Owen	Management	For	Voted - For
O12	Election/Re-Election of Director: Angie Risley	Management	For	Voted - For
O13	Election/Re-Election of Director: Roberto Quarta	Management	For	Voted - For
O14	To re-appoint the Auditor.	Management	For	Voted - For
O15	To authorise the Directors to determine the
	remuneration of the Auditor.	Management	For	Voted - For
O16	To renew the Directors' authority to allot shares.	Management	For	Voted - For
S17	To renew the Directors' authority for the
	disapplication of the pre-emption rights.	Management	For	Voted - For
S18	To renew the Directors' limited authority to make
	market purchases of the Company's own shares.	Management	For	Voted - For
S19	To authorise general meetings to be held on 14
	clear days' notice.	Management	For	Voted - For
S20	To adopt new Articles of Association.	Management	For	Voted - For

SUMITOMO MITSUI FINANCIAL GROUP, INC.

Security ID: 86562M209	Ticker: SMFG

Meeting Date: 27-Jun-19	Meeting Type: Annual

1.	Appropriation of Surplus	Management	For	Voted - For
2A.	Election of Director: Takeshi Kunibe	Management	For	Voted - For
2B.	Election of Director: Jun Ohta	Management	For	Voted - For
2C.	Election of Director: Makoto Takashima	Management	For	Voted - For
2D.	Election of Director: Haruyuki Nagata	Management	For	Voted - For
2E.	Election of Director: Toru Nakashima	Management	For	Voted - For
2F.	Election of Director: Atsuhiko Inoue	Management	For	Voted - For
2G.	Election of Director: Toru Mikami	Management	For	Voted - For
2H.	Election of Director: Tetsuya Kubo	Management	For	Voted - For
2I.	Election of Director: Masayuki Matsumoto	Management	For	Voted - For
2J.	Election of Director: Arthur M. Mitchell	Management	For	Voted - For
2K.	Election of Director: Shozo Yamazaki	Management	For	Voted - For
2L.	Election of Director: Masaharu Kohno	Management	For	Voted - For
26

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

2M.	Election of Director: Yoshinobu Tsutsui	Management	For	Voted - For
2N.	Election of Director: Katsuyoshi Shinbo	Management	For	Voted - For
2O.	Election of Director: Eriko Sakurai	Management	For	Voted - For

THE COCA-COLA COMPANY

Security ID: 191216100	Ticker: KO

Meeting Date: 24-Apr-19	Meeting Type: Annual

1a.	Election of Director: Herbert A. Allen	Management	For	Voted - For
1b.	Election of Director: Ronald W. Allen	Management	For	Voted - For
1c.	Election of Director: Marc Bolland	Management	For	Voted - For
1d.	Election of Director: Ana Botin	Management	For	Voted - For
1e.	Election of Director: Christopher C. Davis	Management	For	Voted - For
1f.	Election of Director: Barry Diller	Management	For	Voted - For
1g.	Election of Director: Helene D. Gayle	Management	For	Voted - For
1h.	Election of Director: Alexis M. Herman	Management	For	Voted - For
1i.	Election of Director: Robert A. Kotick	Management	For	Voted - For
1j.	Election of Director: Maria Elena Lagomasino	Management	For	Voted - For
1k.	Election of Director: James Quincey	Management	For	Voted - For
1l.	Election of Director: Caroline J. Tsay	Management	For	Voted - For
1m.	Election of Director: David B. Weinberg	Management	For	Voted - For
2.	Advisory vote to approve executive compensation	Management	For	Voted - For
3.	Ratification of the appointment of Ernst & Young
	LLP as Independent Auditors	Management	For	Voted - For
4.	Shareowner proposal regarding an independent Board
	Chair	Shareholder	Against	Voted - Against
5.	Shareowner proposal on sugar and public health	Shareholder	Against	Voted - Against

THE HOME DEPOT, INC.

Security ID: 437076102	Ticker: HD

Meeting Date: 23-May-19	Meeting Type: Annual

1a.	Election of Director: Gerard J. Arpey	Management	For	Voted - For
1b.	Election of Director: Ari Bousbib	Management	For	Voted - For
1c.	Election of Director: Jeffery H. Boyd	Management	For	Voted - For
1d.	Election of Director: Gregory D. Brenneman	Management	For	Voted - For
1e.	Election of Director: J. Frank Brown	Management	For	Voted - For
1f.	Election of Director: Albert P. Carey	Management	For	Voted - For
1g.	Election of Director: Helena B. Foulkes	Management	For	Voted - For
1h.	Election of Director: Linda R. Gooden	Management	For	Voted - For
1i.	Election of Director: Wayne M. Hewett	Management	For	Voted - For
1j.	Election of Director: Manuel Kadre	Management	For	Voted - For
1k.	Election of Director: Stephanie C. Linnartz	Management	For	Voted - For
1l.	Election of Director: Craig A. Menear	Management	For	Voted - For
2.	Ratification of the Appointment of KPMG LLP	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation
	("Say-on-Pay")	Management	For	Voted - For
4.	Shareholder Proposal Regarding EEO-1 Disclosure	Shareholder	Against	Voted - Against
27

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	Shareholder Proposal to Reduce the Threshold to
Call Special Shareholder Meetings to 10% of
	Outstanding Shares	Shareholder	Against	Voted - Against
6.	Shareholder Proposal Regarding Report on Prison
	Labor in the Supply Chain	Shareholder	Against	Voted - Against

TWITTER, INC.

Security ID: 90184L102	Ticker: TWTR

Meeting Date: 20-May-19	Meeting Type: Annual

1a.	Election of Director: Jack Dorsey	Management	For	Voted - For
1b.	Election of Director: Patrick Pichette	Management	For	Voted - For
1c.	Election of Director: Robert Zoellick	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of our named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of
PricewaterhouseCoopers LLP as our independent
registered public accounting firm for our fiscal
	year ending December 31, 2019.	Management	For	Voted - For
4.	A stockholder proposal regarding simple majority
	vote.	Shareholder	Against	Voted - For
5.	A stockholder proposal regarding a report on our
	content enforcement policies.	Shareholder	Against	Voted - For
6.	A stockholder proposal regarding board
	qualifications.	Shareholder	Against	Voted - Against

TYSON FOODS, INC.

Security ID: 902494103	Ticker: TSN

Meeting Date: 07-Feb-19	Meeting Type: Annual

1a)	Election of Director: John Tyson	Management	For	Voted - For
1b)	Election of Director: Gaurdie E. Banister Jr.	Management	For	Voted - For
1c)	Election of Director: Dean Banks	Management	For	Voted - Against
1d)	Election of Director: Mike Beebe	Management	For	Voted - Against
1e)	Election of Director: Mikel A. Durham	Management	For	Voted - Against
1f.	Election of Director: Kevin M. McNamara	Management	For	Voted - For
1g)	Election of Director: Cheryl S. Miller	Management	For	Voted - For
1h)	Election of Director: Jeffrey K. Schomburger	Management	For	Voted - For
1i)	Election of Director: Robert Thurber	Management	For	Voted - For
1j)	Election of Director: Barbara A. Tyson	Management	For	Voted - For
1k)	Election of Director: Noel White	Management	For	Voted - For
2)	To ratify the selection of PricewaterhouseCoopers
LLP as the independent registered public accounting
	firm for the fiscal year ending September 28, 2019.	Management	For	Voted - For
3)	Shareholder proposal to request a report disclosing
the policy and procedures, expenditures, and other
activities related to lobbying and grassroots
	lobbying communications.	Shareholder	Against	Voted - For

28

Cambiar Global Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

4)	Shareholder proposal to require the preparation of
a report on the company's due diligence process
	assessing and mitigating human rights impacts.	Shareholder	Against	Voted - For

VERIZON COMMUNICATIONS INC.

Security ID: 92343V104	Ticker: VZ

Meeting Date: 02-May-19	Meeting Type: Annual

1a.	Election of Director: Shellye L. Archambeau	Management	For	Voted - For
1b.	Election of Director: Mark T. Bertolini	Management	For	Voted - For
1c.	Election of Director: Vittorio Colao	Management	For	Voted - For
1d.	Election of Director: Melanie L. Healey	Management	For	Voted - For
1e.	Election of Director: Clarence Otis, Jr.	Management	For	Voted - For
1f.	Election of Director: Daniel H. Schulman	Management	For	Voted - Against
1g.	Election of Director: Rodney E. Slater	Management	For	Voted - For
1h.	Election of Director: Kathryn A. Tesija	Management	For	Voted - For
1i.	Election of Director: Hans E. Vestberg	Management	For	Voted - For
1j.	Election of Director: Gregory G. Weaver	Management	For	Voted - For
2.	Ratification of Appointment of Independent
	Registered Public Accounting Firm	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
4.	Nonqualified Savings Plan Earnings	Shareholder	Against	Voted - Against
5.	Independent Chair	Shareholder	Against	Voted - For
6.	Report on Online Child Exploitation	Shareholder	Against	Voted - Against
7.	Cybersecurity and Data Privacy	Shareholder	Against	Voted - Against
8.	Severance Approval Policy	Shareholder	Against	Voted - Against

29

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

AERCAP HOLDINGS N.V.

Security ID: N00985106	Ticker: AER

Meeting Date: 24-Apr-19	Meeting Type: Annual

4	Adoption of the annual accounts for the 2018
	financial year.	Management	For	Voted - For
6	Release of liability of the directors with respect
	to their management during the 2018 financial year.	Management	For	Voted - For
7a	Appointment of Ms. Stacey L. Cartwright as non-
	executive director for a period of four years.	Management	For	Voted - For
7b	Appointment of Ms. Rita Forst as non-executive
	director for a period of four years.	Management	For	Voted - For
8	Appointment of Mr. Peter L. Juhas as the person
referred to in article 16, paragraph 8 of the
	Company's articles of association.	Management	For	Voted - For
9	Appointment of PricewaterhouseCoopers Accountants
N.V. for the audit of the Company's annual accounts
	for the 2019 financial year.	Management	For	Voted - For
10a	Authorization of the Board of Directors to issue
	shares and to grant rights to subscribe for shares.	Management	For	Voted - For
10b	Authorization of the Board of Directors to limit or
exclude pre-emptive rights in relation to agenda
	item 10(a).	Management	For	Voted - For
10c	Authorization of the Board of Directors to issue
additional shares and to grant additional rights to
	subscribe for shares.	Management	For	Voted - For
10d	Authorization of the Board of Directors to limit or
exclude pre-emptive rights in relation to agenda
	item 10(c).	Management	For	Voted - For
11a	Authorization of the Board of Directors to
	repurchase shares.	Management	For	Voted - For
11b	Conditional authorization of the Board of Directors
	to repurchase additional shares.	Management	For	Voted - For
12	Reduction of capital through cancellation of shares.	Management	For	Voted - For
13a	Amendment to the articles of association.	Management	For	Voted - For
13b	Designation of each of the Company's directors and
each (candidate) civil law notary and lawyer at
NautaDutilh N.V. to implement the amendment to the
	articles of association.	Management	For	Voted - For
4	Adoption of the annual accounts for the 2018
	financial year.	Management	For	Voted - For
6	Release of liability of the directors with respect
	to their management during the 2018 financial year.	Management	For	Voted - For
7a	Appointment of Ms. Stacey L. Cartwright as non-
	executive director for a period of four years.	Management	For	Voted - For
7b	Appointment of Ms. Rita Forst as non-executive
	director for a period of four years.	Management	For	Voted - For
8	Appointment of Mr. Peter L. Juhas as the person
referred to in article 16, paragraph 8 of the
	Company's articles of association.	Management	For	Voted - For
30

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

9	Appointment of PricewaterhouseCoopers Accountants
N.V. for the audit of the Company's annual accounts
	for the 2019 financial year.	Management	For	Voted - For
10a	Authorization of the Board of Directors to issue
	shares and to grant rights to subscribe for shares.	Management	For	Voted - For
10b	Authorization of the Board of Directors to limit or
exclude pre-emptive rights in relation to agenda
	item 10(a).	Management	For	Voted - For
10c	Authorization of the Board of Directors to issue
additional shares and to grant additional rights to
	subscribe for shares.	Management	For	Voted - For
10d	Authorization of the Board of Directors to limit or
exclude pre-emptive rights in relation to agenda
	item 10(c).	Management	For	Voted - For
11a	Authorization of the Board of Directors to
	repurchase shares.	Management	For	Voted - For
11b	Conditional authorization of the Board of Directors
	to repurchase additional shares.	Management	For	Voted - For
12	Reduction of capital through cancellation of shares.	Management	For	Voted - For
13a	Amendment to the articles of association.	Management	For	Voted - For
13b	Designation of each of the Company's directors and
each (candidate) civil law notary and lawyer at
NautaDutilh N.V. to implement the amendment to the
	articles of association.	Management	For	Voted - For

AIRBUS SE

Security ID: N0280G100

Meeting Date: 10-Apr-19	Meeting Type: Annual General Meeting

1	Open meeting	Non-Voting		Non-Voting
2.1	Discussion on company's corporate governance
	structure	Non-Voting		Non-Voting
2.2	Receive report on business and financial statements	Non-Voting		Non-Voting
2.3	Discuss implementation of the remuneration policy	Non-Voting		Non-Voting
2.4	Receive explanation on company's reserves and
	dividend policy	Non-Voting		Non-Voting
3	Discussion of agenda items	Non-Voting		Non-Voting
4.1	Adopt financial statements	Management	For	Voted - For
4.2	Approve allocation of income and dividends of Eur
	of 1.65 per share	Management	For	Voted - For
4.3	Approve discharge of Non-executive Members of the
	Board of Directors	Management	For	Voted - For
4.4	Approve discharge of Executive Members of the Board
	of Directors	Management	For	Voted - For
4.5	Ratify Ernst young as auditors	Management	For	Voted - For
4.6	Amend remuneration policy	Management	For	Voted - For
4.7	Elect Guillaume Faury as executive director	Management	For	Voted - For
4.8	Reelect Catherine Guillouard as non- executive
	director	Management	For	Voted - For
4.9	Reelect Claudia Nemat as Non-executive Director	Management	For	Voted - For
31

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

4.10	Reelect Carlos Tavares as Non-executive Director	Management	For	Voted - Against
4.11	Grant board authority to issue shares up to 0.52
percent of issued capital and exclude preemptive
	rights re: ESOP and LTIP plans	Management	For	Voted - For
4.12	Grant board authority to issue shares up to 1.16
percent of issued capital and exclude preemptive
	rights re: company funding	Management	For	Voted - For
4.13	Authorize repurchase of up to 10 percent of issued
	share capital	Management	For	Voted - For
4.14	Approve cancellation of repurchased shares	Management	For	Voted - For
5	Close meeting	Non-Voting		Non-Voting

ALPHABET INC.

Security ID: 02079K305	Ticker: GOOGL

Meeting Date: 19-Jun-19	Meeting Type: Annual

1.1	Director: Larry Page	Management	For	Voted - For
1.2	Director: Sergey Brin	Management	For	Voted - For
1.3	Director: John L. Hennessy	Management	For	Voted - For
1.4	Director: L. John Doerr	Management	For	Voted - Withheld
1.5	Director: Roger W. Ferguson, Jr.	Management	For	Voted - For
1.6	Director: Ann Mather	Management	For	Voted - Withheld
1.7	Director: Alan R. Mulally	Management	For	Voted - For
1.8	Director: Sundar Pichai	Management	For	Voted - For
1.9	Director: K. Ram Shriram	Management	For	Voted - For
1.10	Director: Robin L. Washington	Management	For	Voted - Withheld
2.	Ratification of the appointment of Ernst & Young
LLP as Alphabet's independent registered public
accounting firm for the fiscal year ending December
	31, 2019.	Management	For	Voted - For
3.	The amendment and restatement of Alphabet's 2012
Stock Plan to increase the share reserve by
	3,000,000 shares of Class C capital stock.	Management	For	Voted - For
4.	A stockholder proposal regarding equal shareholder
	voting, if properly presented at the meeting.	Shareholder	Against	Voted - For
5.	A stockholder proposal regarding inequitable
employment practices, if properly presented at the
	meeting.	Shareholder	Against	Voted - For
6.	A stockholder proposal regarding the establishment
of a societal risk oversight committee, if properly
	presented at the meeting.	Shareholder	Against	Voted - Against
7.	A stockholder proposal regarding a report on sexual
harassment risk management, if properly presented
	at the meeting.	Shareholder	Against	Voted - For
8.	A stockholder proposal regarding majority vote for
the election of directors, if properly presented at
	the meeting.	Shareholder	Against	Voted - For
9.	A stockholder proposal regarding a report on gender
	pay, if properly presented at the meeting.	Shareholder	Against	Voted - Against

32

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

10.	A stockholder proposal regarding strategic
	alternatives, if properly presented at the meeting.	Shareholder	Against	Voted - Against
11.	A stockholder proposal regarding the nomination of
an employee representative director, if properly
	presented at the meeting.	Shareholder	Against	Voted - Against
12.	A stockholder proposal regarding simple majority
	vote, if properly presented at the meeting.	Shareholder	Against	Voted - Against
13.	A stockholder proposal regarding a sustainability
metrics report, if properly presented at the
	meeting.	Shareholder	Against	Voted - Against
14.	A stockholder proposal regarding Google Search in
	China, if properly presented at the meeting.	Shareholder	Against	Voted - Against
15.	A stockholder proposal regarding a clawback policy,
	if properly presented at the meeting.	Shareholder	Against	Voted - For
16.	A stockholder proposal regarding a report on
content governance, if properly presented at the
	meeting.	Shareholder	Against	Voted - For

AMERICAN EXPRESS COMPANY

Security ID: 025816109	Ticker: AXP

Meeting Date: 07-May-19	Meeting Type: Annual

1a.	Election of Director: Charlene Barshefsky	Management	For	Voted - For
1b.	Election of Director: John J. Brennan	Management	For	Voted - For
1c.	Election of Director: Peter Chernin	Management	For	Voted - For
1d.	Election of Director: Ralph de la Vega	Management	For	Voted - For
1e.	Election of Director: Anne Lauvergeon	Management	For	Voted - For
1f.	Election of Director: Michael O. Leavitt	Management	For	Voted - For
1g.	Election of Director: Theodore J. Leonsis	Management	For	Voted - For
1h.	Election of Director: Stephen J. Squeri	Management	For	Voted - For
1i.	Election of Director: Daniel L. Vasella	Management	For	Voted - For
1j.	Election of Director: Ronald A. Williams	Management	For	Voted - For
1k.	Election of Director: Christopher D. Young	Management	For	Voted - For
2.	Ratification of appointment of
PricewaterhouseCoopers LLP as independent
	registered public accounting firm for 2019.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the Company's
	executive compensation.	Management	For	Voted - For
4.	Shareholder proposal relating to action by written
	consent.	Shareholder	Against	Voted - Against
5.	Shareholder proposal relating to deducting the
	stock buyback impact from executive pay.	Shareholder	Against	Voted - Against
6.	Shareholder proposal relating to gender pay equity.	Shareholder	Against	Voted - Against

33

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

AXA EQUITABLE HOLDINGS, INC

Security ID: 054561105	Ticker: EQH

Meeting Date: 22-May-19	Meeting Type: Annual

1.1	Director: Thomas Buberl	Management	For	Voted - For
1.2	Director: Gérald Harlin	Management	For	Voted - For
1.3	Director: Daniel G. Kaye	Management	For	Voted - For
1.4	Director: Kristi A. Matus	Management	For	Voted - For
1.5	Director: Ramon de Oliveira	Management	For	Voted - For
1.6	Director: Mark Pearson	Management	For	Voted - For
1.7	Director: Bertram L. Scott	Management	For	Voted - For
1.8	Director: George Stansfield	Management	For	Voted - For
1.9	Director: Charles G.T. Stonehill	Management	For	Voted - For
2.	Ratification of the appointment of
PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for
	fiscal year 2019.	Management	For	Voted - For
3.	Advisory vote to approve the compensation paid to
	the Company's named executive officers.	Management	For	Voted - For
4.	Advisory vote on the frequency of future advisory
votes to approve the compensation paid to the
	Company's named executive officers.	Management	1 Year	Voted - 1 Year

BAE SYSTEMS PLC

Security ID: G06940103

Meeting Date: 09-May-19	Meeting Type: Annual General Meeting

1	Report and accounts	Management	For	Voted - For
2	Remuneration report	Management	For	Voted - For
3	Final dividend	Management	For	Voted - For
4	Re-elect: Revathi Advaithi as director	Management	For	Voted - For
5	Re-elect: Sir Roger Carr as director	Management	For	Voted - For
6	Re-elect: Elizabeth Corley as director	Management	For	Voted - For
7	Re-elect: Jerry Demuro as director	Management	For	Voted - For
8	Re-elect: Harriet Green as director	Management	For	Voted - For
9	Re-elect: Christopher Grigg as director	Management	For	Voted - For
10	Re-elect: Peter Lynas as director	Management	For	Voted - For
11	Re-elect: Paula Rosput Reynolds as director	Management	For	Voted - For
12	Re-elect: Nicholas Rose as director	Management	For	Voted - For
13	Re-elect: Ian Tyler as director	Management	For	Voted - For
14	Re-elect: Charles Woodburn as director	Management	For	Voted - For
15	Re-appointment of auditors: Deloitte LLP	Management	For	Voted - For
16	Remuneration of Auditors	Management	For	Voted - For
17	Political donations up to specified limits	Management	For	Voted - For
18	Authority to allot new shares	Management	For	Voted - For
19	Disapplication of pre-emption rights 5 percent	Management	For	Voted - For

34

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

20	Purchase own shares	Management	For	Voted - For
21	Amend articles of association	Management	For	Voted - For
22	Notice of general meetings	Management	For	Voted - For
29 Apr 2019: please note that this is a revision
due to modification of-resolution 15, 4 to 14. If
you have already sent in your votes, please do-not
vote again unless you decide to amend your original
	instructions. Thank-you.	Non-Voting		Non-Voting

CITIZENS FINANCIAL GROUP, INC.

Security ID: 174610105	Ticker: CFG

Meeting Date: 25-Apr-19	Meeting Type: Annual

1a.	Election of Director: Bruce Van Saun	Management	For	Voted - For
1b.	Election of Director: Mark Casady	Management	For	Voted - For
1c.	Election of Director: Christine M. Cumming	Management	For	Voted - For
1d.	Election of Director: William P. Hankowsky	Management	For	Voted - For
1e.	Election of Director: Howard W. Hanna III	Management	For	Voted - For
1f.	Election of Director: Leo I. ("Lee") Higdon	Management	For	Voted - For
1g.	Election of Director: Edward J. ("Ned") Kelly III	Management	For	Voted - For
1h.	Election of Director: Charles J. ("Bud") Koch	Management	For	Voted - For
1i.	Election of Director: Terrance J. Lillis	Management	For	Voted - For
1j.	Election of Director: Shivan Subramaniam	Management	For	Voted - For
1k.	Election of Director: Wendy A. Watson	Management	For	Voted - For
1l.	Election of Director: Marita Zuraitis	Management	For	Voted - For
2.	Advisory vote on executive compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Deloitte &
Touche LLP as our independent registered public
	accounting firm for 2019.	Management	For	Voted - For

DAIMLER AG

Security ID: D1668R123

Meeting Date: 22-May-19	Meeting Type: Annual General Meeting

Please note that following the amendment to
paragraph 21 of the securities-trade act on 9th
July 2015 and the over-ruling of the district court
in-cologne judgment from 6th June 2012 the voting
process has now changed with-regard to the German
registered shares. As a result, it is now
the-responsibility of the end-investor (i.e. final
beneficiary) and not the-intermediary to disclose
respective final beneficiary voting rights
therefore-the custodian bank / agent in the market
will be sending the voting directly-to market and
it is the end investors responsibility to ensure
the- registration element is complete with the
issuer directly, should they hold-more than 3 % of
	the total share capital	Non-Voting		Non-Voting
35

Cambiar International Small Cap Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

The vote/registration deadline as displayed on
Proxyedge is subject to change-and will be updated
as soon as Broadridge receives confirmation from
the sub-custodians regarding their instruction
deadline. For any queries please-contact your
	client services representative.	Non-Voting		Non-Voting
According to German law, in case of specific
conflicts of interest in- connection with specific
items of the agenda for the general meeting you
are- not entitled to exercise your voting rights.
further, your voting right might-be excluded when
your share in voting rights has reached certain
thresholds-and you have not complied with any of
your mandatory voting rights-notifications pursuant
to the German securities trading act (WPHG).
	For-questions in this regard	Non-Voting		Non-Voting
Counter proposals may be submitted until
07.05.2019. Further information on-counter
proposals can be found directly on the issuer's
website (please refer-to the material URL section
of the application). If you wish to act on
these-items, you will need to request a meeting
attend and vote your shares-directly at the
company's meeting. Counter proposals cannot be
	reflected in-the ballot on Proxyedge.	Non-Voting		Non-Voting
1	Presentation of the adopted annual financial
statements of Daimler ag, the- approved
consolidated financial statements, the combined
management report-for Daimler ag and the group,
including the explanatory report on the-
information required pursuant to section 289a,
subsection 1 and section 315a,- subsection 1 of the
German commercial code (handelsgesetzbuch), and
the-report of the supervisory board for the 2018
	financial year	Non-Voting		Non-Voting
2	Resolution on the allocation of distributable profit	Management	For	Voted - For
3	Resolution on ratification of management board
	members actions in the 2018 financial year	Management	For	Voted - Against
4	Resolution on ratification of supervisory board
	members actions in the 2018 financial year	Management	For	Voted - Against
5.1	Resolution on the appointment of the auditor for
the annual financial statements and the auditor
for the consolidated financial statements: 2019
	financial year including interim financial reports	Management	For	Voted - For
5.2	Resolution on the appointment of the auditor for
the annual financial statements and the auditor
for the consolidated financial statements: interim
financial reports for the 2020 financial year until
	annual meeting 2020	Management	For	Voted - For
6	Resolution on the approval of the remuneration
	system for the members of the board of management	Management	For	Voted - For
7.1	Resolution on the election of members of the
	supervisory board: Joe Kaeser	Management	For	Voted - For

36

Cambiar International Small Cap Fund

	Proposal	Proposed by	Mgt. Position	Registrant Voted

7.2	RESOLUTION on the election of members of the
	supervisory board: Dr Bernd Pischetsrieder	Management	For	Voted - For
8	Resolution on the amendment of article 2 of the
	articles of incorporation (purpose)	Management	For	Voted - For
9	Resolution on the approval of the hive- down and
acquisition agreement for the hive-down of assets
and liabilities to Mercedes-Benz AG and Daimler
	Truck AG	Management	For	Voted - For

DEUTSCHE POST AG

Security ID: D19225107

	Meeting Date: 15-May-19	Meeting Type: Annual General Meeting

Please note that following the amendment to
paragraph 21 of the securities-trade act on 9th
July 2015 and the over-ruling of the district court
in-cologne judgment from 6th June 2012 the voting
process has now changed with-regard to the German
registered shares. As a result, it is now
the-responsibility of the end-investor (i.e. final
beneficiary) and not the-intermediary to disclose
respective final beneficiary voting rights
therefore-the custodian bank / agent in the market
will be sending the voting directly-to market and
it is the end investors responsibility to ensure
the- registration element is complete with the
issuer directly, should they hold-more than 3 % of
	the total share capital	Non-Voting		Non-Voting
The vote/registration deadline as displayed on
Proxyedge is subject to change-and will be updated
as soon as Broadridge receives confirmation from
the sub-custodians regarding their instruction
deadline. For any queries please-contact your
	client services representative	Non-Voting		Non-Voting
According to German law, in case of specific
conflicts of interest in- connection with specific
items of the agenda for the general meeting you
are- not entitled to exercise your voting rights.
Further, your voting right might-be excluded when
your share in voting rights has reached certain
thresholds-and you have not complied with any of
your mandatory voting rights-notifications pursuant
to the German securities trading act (WPHG).
	For-questions in this regard	Non-Voting		Non-Voting
Counter proposals may be submitted until
30.04.2019. Further information on-counter
proposals can be found directly on the issuer's
website (please refer-to the material url section
of the application). If you wish to act on
these-items, you will need to request a meeting
attend and vote your shares-directly at the
company's meeting. Counter proposals cannot be
	reflected in-the ballot on Proxyedge	Non-Voting		Non-Voting
37

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

1	Presentation of the adopted annual financial
statements and approved- consolidated financial
statements, of the management reports for
the company-and the group with the explanatory
report on information in accordance with-sections
289a (1), 315a (1) of the German commercial code
(handelsgesetzbuch,-'hgb") and of the report by the
	supervisory board for fiscal year 2018	Non-Voting		Non-Voting
2	Appropriation of available net earnings: Eur 1.15
	par no-per value share	Management	For	Voted - For
3	Approval of the actions of the members of the board
	of management	Management	For	Voted - For
4	Approval of the actions of the members of the
	supervisory board	Management	For	Voted - For
5	Appointment of the independent auditors and group
auditors for fiscal year 2019 and the independent
auditors for the audit review of interim financial
reports: PriceWaterhouseCoopers gmbh,
	wirtschaftspruefungsgesellschaft, dusseldorf	Management	For	Voted - For
6.1	Election to the supervisory board: Ms. Simone
	Menne, Kiel	Management	For	Voted - For
6.2	Election to the supervisory board: Dr. Stefan
	Schulte, Bad Homburg	Management	For	Voted - For
6.3	Election to the supervisory board: Dr. Heinrich
	Hiesinger, Essen	Management	For	Voted - For

EBAY INC.

Security ID: 278642103	Ticker: EBAY

Meeting Date: 30-May-19	Meeting Type: Annual

1a.	Election of Director: Fred D. Anderson Jr.	Management	For	Voted - For
1b.	Election of Director: Anthony J. Bates	Management	For	Voted - For
1c.	Election of Director: Adriane M. Brown	Management	For	Voted - For
1d.	Election of Director: Jesse A. Cohn	Management	For	Voted - For
1e.	Election of Director: Diana Farrell	Management	For	Voted - For
1f.	Election of Director: Logan D. Green	Management	For	Voted - For
1g.	Election of Director: Bonnie S. Hammer	Management	For	Voted - For
1h.	Election of Director: Kathleen C. Mitic	Management	For	Voted - For
1i.	Election of Director: Matthew J. Murphy	Management	For	Voted - For
1j.	Election of Director: Pierre M. Omidyar	Management	For	Voted - For
1k.	Election of Director: Paul S. Pressler	Management	For	Voted - For
1l.	Election of Director: Robert H. Swan	Management	For	Voted - For
1m.	Election of Director: Thomas J. Tierney	Management	For	Voted - For
1n.	Election of Director: Perry M. Traquina	Management	For	Voted - For
1o.	Election of Director: Devin N. Wenig	Management	For	Voted - For
2.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
3.	Ratification of appointment of independent auditors.	Management	For	Voted - For
4.	Management proposal to amend special meeting
	provisions in the Company's charter and bylaws.	Management	For	Voted - For
38

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	Stockholder proposal requesting that the Board
	require an independent chair, if properly presented.	Shareholder	Against	Voted - Against

HEWLETT PACKARD ENTERPRISE COMPANY

Security ID: 42824C109	Ticker: HPE

Meeting Date: 03-Apr-19	Meeting Type: Annual

1a.	Election of Director: Daniel Ammann	Management	For	Voted - For
1b.	Election of Director: Michael J. Angelakis	Management	For	Voted - For
1c.	Election of Director: Pamela L. Carter	Management	For	Voted - For
1d.	Election of Director: Jean M. Hobby	Management	For	Voted - For
1e.	Election of Director: Raymond J. Lane	Management	For	Voted - For
1f.	Election of Director: Ann M. Livermore	Management	For	Voted - For
1g.	Election of Director: Antonio F. Neri	Management	For	Voted - For
1h.	Election of Director: Raymond E. Ozzie	Management	For	Voted - For
1i.	Election of Director: Gary M. Reiner	Management	For	Voted - For
1j.	Election of Director: Patricia F. Russo	Management	For	Voted - For
1k.	Election of Director: Lip-Bu Tan	Management	For	Voted - For
1l.	Election of Director: Mary Agnes Wilderotter	Management	For	Voted - For
2.	Ratification of the appointment of the independent
registered public accounting firm for the fiscal
	year ending October 31, 2019	Management	For	Voted - For
3.	Advisory vote to approve executive compensation	Management	For	Voted - For
4.	Stockholder proposal related to action by Written
	Consent of Stockholders	Shareholder	Against	Voted - For

MOLSON COORS BREWING CO.

Security ID: 60871R209	Ticker: TAP

Meeting Date: 22-May-19	Meeting Type: Annual

1.1	Director: Roger G. Eaton	Management	For	Voted - Withheld
1.2	Director: Charles M. Herington	Management	For	Voted - Withheld
1.3	Director: H. Sanford Riley	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of our named executive officers (Say-on-Pay).	Management	For	Voted - For

NORDEA BANK ABP

Security ID: X5S8VL105

Meeting Date: 28-Mar-19	Meeting Type: Annual General Meeting

Market rules require disclosure of beneficial owner
information for all voted-accounts. If an account
has multiple beneficial owners, you will need
to-provide the breakdown of each beneficial owner
name, address and share-position to your client

39

Cambiar International Small Cap Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

service representative. This information is
	required-in order for your vote to be lodged	Non-Voting		Non-Voting
A POA is needed to appoint own representative but
is not needed if a Finnish-sub/bank is appointed
except if the shareholder is Finnish then a POA
	would- still be required.	Non-Voting		Non-Voting
1	Opening of the meeting	Non-Voting		Non-Voting
2	Calling the meeting to order	Non-Voting		Non-Voting
3	Election of persons to confirm the minutes and to
	supervise the counting of-votes	Non-Voting		Non-Voting
4	Recording the legality of the meeting	Non-Voting		Non-Voting
5	Recording the attendance at the meeting and
	adoption of the list of votes	Non-Voting		Non-Voting
6	Presentation of the annual accounts, the report of
the Board of Directors and-the auditor's report for
	the year 2018 - review by the CEO	Non-Voting		Non-Voting
7	Adoption of the annual accounts	Management	For	Voted - For
8	Resolution on the use of the profit shown on the
balance sheet and the payment of dividend: Eur 0.69
	per share	Management	For	Voted - For
9	Resolution on the discharge of the members of the
	Board of Directors and the CEO from liability	Management	For	Voted - For
Please note that resolutions 10 to 12 are proposed
by nomination board and-board does not make any
recommendation on these proposals. The standing-
	instructions are disabled for this meeting	Non-Voting		Non-Voting
10	Resolution on the remuneration for the members of
	the Board of Directors	Management	For	Voted - For
11	Resolution on the number of members of the board of
directors: the nomination board proposes to the
general meeting that, for a period until the end of
the next annual general meeting, the number of
members of the Board of Directors to be elected by
the annual general meeting is set at ten. Further,
the company's board has three ordinary and one
deputy members of the Board of Directors appointed
	by the employees	Management	For	Voted - For
12	Election of members of the Board of Directors and
the board chair: the nomination board proposes to
the general meeting, for a period until the end of
the next annual general meeting: - the re- election
of Torbjorn Magnusson, Nigel Hinshelwood, Maria
Varsellona, Birger Steen, Sarah Russell, Robin
Lawther and Pernille Erenbjerg as Members of the
Board of Directors; - The Election of Kari Jordan,
Petra Van Hoeken and John Maltby as new members of
the Board of Directors; and - the election of
Torbjorn Magnusson as Chair of the Board of
directors. Further, the Company's Board has three
ordinary and one deputy members of the Board of
Directors appointed by the employees. Bjorn
Wahlroos, Lars G. Nordstrom and Silvija Seres are
	not available for re-election	Management	For	Voted - For
13	Resolution on the remuneration of the auditor	Management	For	Voted - For
40

Cambiar International Small Cap Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

14	Election of auditor: PriceWaterhouseCoopers OY has
notified the company that the authorized public
accountant Juha Wahlroos would continue as the
	responsible auditor	Management	For	Voted - For
Please note that resolution 15 is proposed by
nomination board and board does-not make any
recommendation on these proposal. The standing
	instructions are- disabled for this meeting	Non-Voting		Non-Voting
15	Resolution on the establishment of a permanent
nomination board for the shareholders and approval
	of the nomination board's charter	Management	For	Voted - For
16	Resolution on authorization for the board of
directors to decide on issuance of special rights
	entitling to shares (convertibles) in the company	Management	For	Voted - For
17.a	Resolution on: acquisition of the company's own
	shares in the securities trading business	Management	For	Voted - For
17.b	Resolution on: transfer of the company's own shares
	in the securities trading business	Management	For	Voted - For
18.a	Resolution on authorization for the board of
directors to decide on: acquisition of the
	company's own shares	Management	For	Voted - For
18.b	Resolution on authorization for the board of
directors to decide on: share issuances or the
	transfer of the company's own shares	Management	For	Voted - For
19	Resolution on the maximum ratio between fixed and
	variable component of total remuneration	Management	For	Voted - For
20	Closing of the meeting	Non-Voting		Non-Voting

NXP SEMICONDUCTORS NV.

Security ID: N6596X109	Ticker: NXPI

Meeting Date: 17-Jun-19	Meeting Type: Annual

2.C	Adoption of the 2018 statutory annual accounts	Management	For	Voted - For
2.D	Granting discharge to the executive member and non-
executive members of the Board of Directors for
	their responsibilities in the financial year 2018	Management	For	Voted - For
3.A	Proposal to re-appoint Mr. Richard L Clemmer as
	executive director	Management	For	Voted - For
3.B	Proposal to re-appoint Sir Peter Bonfield as non-
	executive director	Management	For	Voted - For
3.C	Proposal to re-appoint Mr. Kenneth A. Goldman as
	non- executive director	Management	For	Voted - Against
3.D	Proposal to re-appoint Mr. Josef Kaeser as
	non-executive director	Management	For	Voted - Against
3.E	Proposal to appoint Mrs. Lena Olving as
	non-executive director	Management	For	Voted - For
3.F	Proposal to re-appoint Mr. Peter Smitham as non-
	executive director	Management	For	Voted - For
3.G	Proposal to re-appoint Ms. Julie Southern as non-
	executive director	Management	For	Voted - For

41

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

3.H	Proposal to appoint Mrs. Jasmin Staiblin as non-
	executive director	Management	For	Voted - For
3.I	Proposal to re-appoint Mr. Gregory Summe as non-
	executive director	Management	For	Voted - For
3.J	Proposal to appoint Mr. Karl-Henrik Sundström as
	non- executive director	Management	For	Voted - For
4.A	Authorization of the Board of Directors to issue
	shares or grant rights to acquire shares	Management	For	Voted - For
4.B	Authorization of the Board of Directors to restrict
	or exclude pre-emption rights	Management	For	Voted - For
5.	Approval of the NXP 2019 omnibus incentive plan
(the "Plan") and approval of the number of shares
and rights to acquire shares for award under the
	Plan	Management	For	Voted - For
6.	Authorization of the Board of Directors to
	repurchase shares in the Company's capital	Management	For	Voted - For
7.	Authorization of the Board of Directors to cancel
ordinary shares held or to be acquired by the
	Company	Management	For	Voted - For
8.	Proposal to re-appoint KPMG Accountants N.V. as the
	Company's external auditor for fiscal year 2019	Management	For	Voted - For

ORACLE CORPORATION

Security ID: 68389X105	Ticker: ORCL

Meeting Date: 14-Nov-18	Meeting Type: Annual

1.1	Director: Jeffrey S. Berg	Management	For	Voted - For
1.2	Director: Michael J. Boskin	Management	For	Voted - For
1.3	Director: Safra A. Catz	Management	For	Voted - For
1.4	Director: Bruce R. Chizen	Management	For	Voted - For
1.5	Director: George H. Conrades	Management	For	Voted - Withheld
1.6	Director: Lawrence J. Ellison	Management	For	Voted - For
1.7	Director: Hector Garcia-Molina	Management	For	Voted - For
1.8	Director: Jeffrey O. Henley	Management	For	Voted - For
1.9	Director: Mark V. Hurd	Management	For	Voted - For
1.10	Director: Renee J. James	Management	For	Voted - For
1.11	Director: Charles W. Moorman IV	Management	For	Voted - For
1.12	Director: Leon E. Panetta	Management	For	Voted - Withheld
1.13	Director: William G. Parrett	Management	For	Voted - For
1.14	Director: Naomi O. Seligman	Management	For	Voted - Withheld
2.	Advisory Vote to Approve the Compensation of the
	Named Executive Officers.	Management	For	Voted - Against
3.	Ratification of the Selection of Ernst & Young LLP
as Independent Registered Public Accounting Firm
	for Fiscal Year 2019.	Management	For	Voted - For
4.	Stockholder Proposal Regarding Pay Equity Report.	Shareholder	Against	Voted - For
5.	Stockholder Proposal Regarding Political
	Contributions Report.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal Regarding Lobbying Report.	Shareholder	Against	Voted - For

42

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

7.	Stockholder Proposal Regarding Independent Board
	Chair.	Shareholder	Against	Voted - For

PENSKE AUTOMOTIVE GROUP, INC.

Security ID: 70959W103 Ticker: PAG

Meeting Date: 09-May-19	Meeting Type: Annual

1.1	Director: John D. Barr	Management	For	Voted - For
1.2	Director: Lisa Davis	Management	For	Voted - For
1.3	Director: Wolfgang Dürheimer	Management	For	Voted - For
1.4	Director: Michael R. Eisenson	Management	For	Voted - For
1.5	Director: Robert H. Kurnick, Jr.	Management	For	Voted - For
1.6	Director: Kimberly J. McWaters	Management	For	Voted - Withheld
1.7	Director: Roger S. Penske	Management	For	Voted - For
1.8	Director: Roger S. Penske, Jr.	Management	For	Voted - For
1.9	Director: Sandra E. Pierce	Management	For	Voted - For
1.10	Director: Greg C. Smith	Management	For	Voted - For
1.11	Director: Ronald G. Steinhart	Management	For	Voted - For
1.12	Director: H. Brian Thompson	Management	For	Voted - For
1.13	Director: Masashi Yamanaka	Management	For	Voted - For
2.	Ratification of the selection of Deloitte & Touche
LLP as the Company's independent auditing firm for
	the year ending December 31, 2019.	Management	For	Voted - For
3.	Approval, by non-binding vote, of executive
	compensation.	Management	For	Voted - For

QUALCOMM INCORPORATED

Security ID: 747525103	Ticker: QCOM

Meeting Date: 12-Mar-19	Meeting Type: Annual

1a.	Election of Director: Barbara T. Alexander	Management	For	Voted - For
1b.	Election of Director: Mark Fields	Management	For	Voted - For
1c.	Election of Director: Jeffrey W. Henderson	Management	For	Voted - For
1d.	Election of Director: Ann M. Livermore	Management	For	Voted - For
1e.	Election of Director: Harish Manwani	Management	For	Voted - For
1f.	Election of Director: Mark D. McLaughlin	Management	For	Voted - For
1g.	Election of Director: Steve Mollenkopf	Management	For	Voted - For
1h.	Election of Director: Clark T. Randt, Jr.	Management	For	Voted - For
1i.	Election of Director: Francisco Ros	Management	For	Voted - For
1j.	Election of Director: Irene B. Rosenfeld	Management	For	Voted - For
1k.	Election of Director: Neil Smit	Management	For	Voted - For
1l.	Election of Director: Anthony J. Vinciquerra	Management	For	Voted - For
2.	To ratify the selection of PricewaterhouseCoopers
LLP as our independent public accountants for our
	fiscal year ending September 29, 2019.	Management	For	Voted - For
3.	To approve, on an advisory basis, our executive
	compensation.	Management	For	Voted - For
43

Cambiar International Small Cap Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

REPSOL S.A.

Security ID: E8471S130

Meeting Date: 30-May-19	Meeting Type: Ordinary General Meeting

1	Examination and approval, if applicable, of the
annual accounts and management report of Repsol,
S.A. and of the consolidated annual accounts and
the consolidated management report, for the year
	ended December 31, 2018	Management	For	Voted - For
2	Examination and approval, if applicable, of the
state of non-financial information for the year
	ended December 31, 2018	Management	For	Voted - For
3	Examination and approval, if applicable, of the
proposal to apply the results of the 2018 financial
	year	Management	For	Voted - For
4	Examination and approval, if applicable, of the
management of the Board of Directors of Repsol, SA
	corresponding to the fiscal year 2018	Management	For	Voted - For
5	Increase of the share capital by an amount
determinable according to the terms of the
agreement, through the issuance of new common
shares of one (1) euro of nominal value each, of
the same class and series as those currently in
force. Circulation, charged to reserves, offering
shareholders the possibility of selling the rights
of free allocation of shares to the company itself
or in the market. Delegation of powers to the board
of directors or, by substitution, to the delegate
committee or the chief executive officer, to set
the date on which the increase must be carried out
and the other conditions of the increase in
everything not foreseen by the general meeting, all
in accordance with article 297.1.a) of the capital
companies act. Application to the competent bodies
for the admission to trading of the new shares in
	the stock exchanges of Madrid,	Management	For	Voted - For
6	Second capital increase for an amount that can be
determined according to the terms of the agreement,
by issuing new common shares of one (1) euro par
value each, of the same class and series as those
currently in circulation, charged to reserves,
offering shareholders the possibility of selling
the rights of free allocation of shares to the
company itself or in the market. Delegation of
powers to the Board of Directors or, by
substitution, to the delegate committee or the
chief executive officer, to set the date on which
the increase must be carried out and the other
conditions of the increase in everything not
foreseen by the general meeting, all in accordance
with article 297.1.a) of the capital companies act.
Application to the competent bodies for the
admission to trading of the new shares in the stock
44

Cambiar International Small Cap Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

exchanges of Madrid, Barcelona, Bilbao and
Valencia, through the stock exchange
interconnection system (continuous market), as well
as in any other stock exchanges or markets where
they are listed or can quote the shares of the
	company	Management	For	Voted - For
7	Approval of a reduction of share capital for an
amount that can be determined in accordance with
the terms of the agreement, through the
amortization of the company's own shares.
Delegation of powers in the Board of Directors or,
by substitution, in the delegate committee or the
chief executive officer, to set the other
conditions for the reduction in everything not
foreseen by the general meeting, including, among
other matters, the powers to give new wording to
articles 5 and 6 of the company's bylaws, relating
to share capital and shares, respectively, and to
request the exclusion of trading and cancellation
of the accounting records of the shares that are
	redeemed	Management	For	Voted - For
8	Delegation to the Board of Directors of the power
to issue fixed income securities, debt instruments,
promissory notes, hybrid instruments and preferred
shares in any of the forms admitted by law, both
simple and exchangeable for outstanding shares or
other preexisting securities of other entities, and
to guarantee the issue of securities of companies
of the group, leaving without effect, in the part
not used, the twenty second agreement (first
paragraph) of the ordinary general shareholders
	meeting held on April 30, 2015	Management	For	Voted - For
9	Determination of the number of members of the board
	of directors in fifteen	Management	For	Voted - For
10	Reelection as director of Mr. Antonio Brufau Niubo	Management	For	Voted - For
11	Reelection as director of Mr. Josu Jon Imaz San
	Miguel	Management	For	Voted - For
12	Reelection as director of Mr. Jose Manuel Loureda
	Mantinan	Management	For	Voted - For
13	Reelection as a director of Mr. John Robinson West	Management	For	Voted - For
14	Ratification of appointment by cooption and
reelection as director of Mr. Henri Philippe
	Reichstul	Management	For	Voted - For
15	Appointment of Ms. Aranzazu Estefania Larranaga as
	director	Management	For	Voted - For
16	Appointment of Ms. Maria Teresa Garciamila Lloveras
	as a director	Management	For	Voted - For
17	Advisory vote on the annual report on remuneration
of the directors of Repsol, S.A. corresponding to
	the year 2018	Management	For	Voted - For
18	Inclusion of the objective relative to the tsr in
the variable long term remuneration of the
	executive directors (ILP 20182021 and ILP 20192022)	Management	For	Voted - For

45

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

19	Examination and approval, if applicable, of the
remuneration policy of the directors of Repsol,
	S.A. 20192021	Management	For	Voted - For
20	Delegation of powers to interpret, complement,
develop, execute, correct and formalize the
	resolutions adopted by the general meeting	Management	For	Voted - For
Please note in the event the meeting does not reach
quorum, there will be a-second call on 31 may 2019.
Consequently, your voting instructions will-remain
valid for all calls unless the agenda is amended.
	Thank you	Non-Voting		Non-Voting

SABRE CORPORATION

Security ID: 78573M104	Ticker: SABR

Meeting Date: 23-Apr-19	Meeting Type: Annual

1A	Election of Director: George Bravante, Jr.	Management	For	Voted - For
1B	Election of Director: Joseph Osnoss	Management	For	Voted - For
1C	Election of Director: Zane Rowe	Management	For	Voted - For
1D	Election of Director: John Siciliano	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as
our independent auditors for the fiscal year ending
	December 31, 2019.	Management	For	Voted - For
3.	To adopt the Fourth Amended and Restated
Certificate of Incorporation, which eliminates the
supermajority voting provisions and deletes certain
obsolete provisions from our Certificate of
	Incorporation.	Management	For	Voted - For
4.	To approve our 2019 Omnibus Incentive Compensation
	Plan.	Management	For	Voted - For
5.	To approve our 2019 Director Equity Compensation
	Plan.	Management	For	Voted - Against

TWITTER, INC.

Security ID: 90184L102	Ticker: TWTR

Meeting Date: 20-May-19	Meeting Type: Annual

1a.	Election of Director: Jack Dorsey	Management	For	Voted - For
1b.	Election of Director: Patrick Pichette	Management	For	Voted - For
1c.	Election of Director: Robert Zoellick	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of our named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of
PricewaterhouseCoopers LLP as our independent
registered public accounting firm for our fiscal
	year ending December 31, 2019.	Management	For	Voted - For
4.	A stockholder proposal regarding simple majority
	vote.	Shareholder	Against	Voted - For

46

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted

5.	A stockholder proposal regarding a report on our
	content enforcement policies.	Shareholder	Against	Voted - For
6.	A stockholder proposal regarding board
	qualifications.	Shareholder	Against	Voted - Against

WELLS FARGO & COMPANY

Security ID: 949746101	Ticker: WFC

Meeting Date: 23-Apr-19	Meeting Type: Annual

1a.	Election of Director: John D. Baker II	Management	For	Voted - For
1b.	Election of Director: Celeste A. Clark	Management	For	Voted - For
1c.	Election of Director: Theodore F. Craver, Jr.	Management	For	Voted - For
1d.	Election of Director: Elizabeth A. Duke	Management	For	Voted - For
1e.	Election of Director: Wayne M. Hewett	Management	For	Voted - For
1f.	Election of Director: Donald M. James	Management	For	Voted - For
1g.	Election of Director: Maria R. Morris	Management	For	Voted - For
1h.	Election of Director: Juan A. Pujadas	Management	For	Voted - For
1i.	Election of Director: James H. Quigley	Management	For	Voted - For
1j.	Election of Director: Ronald L. Sargent	Management	For	Voted - For
1k.	Election of Director: C. Allen Parker	Management	For	Voted - For
1l.	Election of Director: Suzanne M. Vautrinot	Management	For	Voted - For
2.	Advisory resolution to approve executive
	compensation.	Management	For	Voted - For
3.	Approve the Company's Amended and Restated Long-
	Term Incentive Compensation Plan.	Management	For	Voted - For
4.	Ratify the appointment of KPMG LLP as the Company's
independent registered public accounting firm for
	2019.	Management	For	Voted - For
5.	Shareholder Proposal - Report on Incentive-Based
	Compensation and Risks of Material Losses.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on Global Median
	Gender Pay Gap.	Shareholder	Against	Voted - Against

YELP INC

Security ID: 985817105	Ticker: YELP

Meeting Date: 06-Jun-19	Meeting Type: Annual

1a.	Election of Director: Fred D. Anderson, Jr.	Management	For	Voted - For
1b.	Election of Director: Sharon Rothstein	Management	For	Voted - For
1c.	Election of Director: Brian Sharples	Management	For	Voted - For
2.	To ratify the selection of Deloitte & Touche LLP as
Yelp's independent registered public accounting
	firm for the year ending December 31, 2019.	Management	For	Voted - Against
3.	To approve, on an advisory basis, the compensation
of Yelp's named executive officers, as disclosed in
	the accompanying proxy statement.	Management	For	Voted - For

47

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4. To indicate, on an advisory basis, the preferred
frequency of stockholder advisory votes on the
compensation of Yelp's named executive officers.	Management	1 Year	Voted - 1 Year

48

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: January 9, 2019